File No. 33-82366
                                                             File No. 811-08690


              As filed with the Securities and Exchange Commission
                              on February 19, 1997


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933            /X/
                         POST-EFFECTIVE AMENDMENT NO. 5             /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940           /X/
                                 AMENDMENT NO. 7                    /X/


                               THE DLB FUND GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               One Memorial Drive, Cambridge, Massachusetts 02142
               --------------------------------------------------
                     (Address of Principal Executive Office)

                                  (617)225-3800
                                  -------------
              (Registrant's Telephone Number, Including Area Code)

Ronald E. Gwozdz                                    with a copy to:
David L. Babson & Co., Inc.                         Gregory D. Sheehan, Esq.
One Memorial Drive                                  Ropes & Gray
Cambridge, Massachusetts  02142                     One International Place
(Name and Address of Agent for Service)             Boston, Massachusetts  02110



It is proposed that this filing become effective (check appropriate box):
|X|  Immediately upon filing pursuant to     |_| on (date)  pursuant to
     paragraph (b)                               paragraph (b)


|_|  60 days after filing pursuant to        |_| on (date) pursuant to
     paragraph (a)(1)                            paragraph (a)(1)

|_|  75 days after filing pursuant to        |_| on (date) pursuant to
     paragraph (a)(2)                            paragraph (a)(2) of rule 485.

If appropriate, check the following box:


|_| This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.


         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has previously declared the registration under the Securities Act of 1933 of an indefinite number of its shares of beneficial interest. Registrant will file a Rule 24f-2 Notice with respect to Registrant's fiscal year ended December 31, 1996 no later than February 28, 1997.





                               THE DLB FUND GROUP
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus

                                                              Location in the
N-1A                                                          Registration Statement
Item No    Item                                               by Prospectus Heading
-------    ----                                               ---------------------

1.         Cover Page                                         Cover Page

2.         Synopsis                                          "Shareholder Transaction and Fund Expenses"

3.         Condensed Financial Information                   "Financial Highlights"

4.         General Description of the Registrant             "Organization and Capitalization of the Trust,"
                                                             "Investment Objectives and Policies and Associated
                                                              Risks" and Cover Page

5.         Management of the Fund                            "Management of the Trust"

5A.        Management's Discussion of Fund Performance        Not Applicable - Included in Annual Report

6.         Capital Stock and Other Securities                "Distributions," "Taxes" and "Shareholder Inquiries"

7.         Purchase of Securities Being Offered              "Purchase of Shares" and "Determination of Net Asset
                                                              Value"

8.         Redemption or Repurchase                          "Redemption of Shares" and "Determination of Net
                                                              Asset Value"

9.         Pending Legal Proceedings                          Not Applicable



                         Part B: Information Required in
                   Statement of Additional Information ("SAI")


                                                              Location in the
N-lA                                                          Registration Statement
Item No.   Item                                               by SAI Heading
--------   ----                                               --------------
10.        Cover Page                                         Cover Page

11.        Table of Contents                                 "Table of Contents"

12.        General Information and History                    Not Applicable

13.        Investment Objective and Policies                 "Investment Objectives and Policies and Associated
                                                              Risks" in the Prospectus and "Investment
                                                              Restrictions," "Additional Investment Practices of the
                                                              Fixed Income Fund," "Additional Investment Practices
                                                              of the Global Bond Fund," "Additional Investment
                                                              Practices of the Global Bond and Quantitative Equity
                                                              Funds-Futures and Options"

14.        Management of the Registrant                      "Management of the Trust"

15.        Control Persons and Principal
           Holders of Securities                             "Description of the Trust and Ownership of Shares"

16.        Investment Advisory and Other                     "Investment Advisory and
           Services                                           Other Services"


17.        Brokerage Allocation                              "Portfolio Transactions"

18.        Capital Stock and Other Securities                "Description of the Trust" and "Ownership of Shares"

19.        Purchase, Redemption and Pricing                  "Purchase of Shares" and "Redemption of Shares" in
           of Securities Being Offered                        Prospectus and "Determination of Net Asset Value"

20.        Tax Status                                        "Income Dividends,  Distributions and Tax Status"

21.        Underwriters                                       Not Applicable

22.        Calculation of Performance Data                   "Investment Performance"

23         Financial Statements                              "Report of Independent Auditors and Financial
                                                              Statements"

                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

================================================================================



                                   PROSPECTUS
                               THE DLB FUND GROUP
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800
                                February 19, 1997


         The DLB Fund Group (the "Trust") is an open-end management investment company offering through this Prospectus four non-diversified portfolios with different investment objectives and strategies. (Such portfolios are each referred to as a "Fund," and, collectively, as the "Funds.") The Funds are intended primarily to serve as investment vehicles for institutional investors. Each Fund's investment manager is David L. Babson & Co., Inc. (the "Manager").

         The DLB FIXED INCOME FUND (the "Fixed Income Fund") seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

         The DLB GLOBAL SMALL CAPITALIZATION FUND (the "Global Small Cap Fund") seeks long-term capital appreciation through investment primarily in common stocks of smaller foreign and domestic companies.

         The  DLB  VALUE  FUND  (the  "Value  Fund")  seeks  long-term   capital
appreciation primarily through investment in a portfolio of common stocks of established companies.

         The DLB MID CAPITALIZATION FUND (the "Mid Cap Fund") seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of small to medium-size companies.

         Shares of each Fund are sold to investors by the Trust. The minimum initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in any of the Funds. Please read this Prospectus carefully and keep it for further reference.


         A Statement of Additional Information dated February 19, 1997 is available at no charge by writing to the Trust, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts, 02142 or by telephoning (617) 225-3800. The Statement of Additional Information, which contains more detailed information about all of the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference to this Prospectus.


--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------






================================================================================



                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
SHAREHOLDER TRANSACTION AND FUND EXPENSES....................................3

FINANCIAL HIGHLIGHTS.........................................................7

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS.....................11

PURCHASE OF SHARES..........................................................17

REDEMPTION OF SHARES........................................................18

DETERMINATION OF NET ASSET VALUE............................................19

DISTRIBUTIONS...............................................................20

TAXES    ...................................................................20

MANAGEMENT OF THE TRUST.....................................................21

PERFORMANCE INFORMATION.....................................................23

ORGANIZATION AND CAPITALIZATION OF THE TRUST................................23

SHAREHOLDER INQUIRIES.......................................................24

================================================================================


--------------------------------------------------------------------------------
                    SHAREHOLDER TRANSACTION AND FUND EXPENSES
--------------------------------------------------------------------------------

1.       FIXED INCOME FUND
         -----------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a)......................     .20%
         12b-1 Fees (b)..............................................        0
         Other Expenses (after fee waiver) (a).......................     .35%
                                                                          ----
         Total Fund Operating Expenses (after fee waiver) (a)........     .55%


EXAMPLE:

You would pay the following                             Years
expenses on a $1,000 investment,                        -----
assuming a 5% annual return             1          3           5          10
with or without redemption at          ---        ---         ---         ---
the end of each period:                 $6        $18         $31         $69

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses at least through the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .55% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .55%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would have been .40%, "Other Expenses" would have been 1.26% and total Fund operating expenses would have been 1.66%.



(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."

================================================================================


2.       GLOBAL SMALL CAP FUND
         ---------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a)......................    .80%
         12b-1 Fees (b)..............................................       0
         Other Expenses (after fee waiver) (a).......................    .70%
                                                                         ----
         Total Fund Operating Expenses (after fee waiver) (a)........   1.50%


EXAMPLE:

You would pay the following                          Years
expenses on a $1,000 investment,                     -----
assuming a 5% annual return            1         3         5         10
with or without redemption at         ---       ---       ---        ---
the end of each period:               $15       $47       $82        $179
---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses at least through the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed 1.50% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed 1.50%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would have been 1.00%, "Other Expenses" would have been 1.36% and total Fund operating expenses would have been 2.36%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."

================================================================================


3.       VALUE FUND
         ----------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a)........................   .35%
         12b-1 Fees (b)................................................      0
         Other Expenses (after fee waiver) (a).........................   .45%
                                                                          ----
         Total Fund Operating Expenses (after fee waiver) (a)..........   .80%


EXAMPLE:

You would pay the following                            Years
expenses on a $1,000 investment,                       -----
assuming a 5% annual return             1         3            5        10
with or without redemption at          ---       ---          ---       ----
the end of each period:                $8        $26          $44       $99

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses at least through the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .80% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .80%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would have been .55%, "Other Expenses" would have been .95% and total Fund operating expenses would have been 1.50%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."

================================================================================


4.       MID CAP FUND
         ------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a)..................      .30%
         12b-1 Fees (b)..........................................         0
         Other Expenses (after fee waiver) (a)...................      .60%
                                                                       ----
         Total Fund Operating Expenses (after fee waiver) (a)....      .90%


EXAMPLE:

You would pay the following                            Years
expenses on a $1,000 investment,                       -----
assuming a 5% annual return              1          3          5          10
with or without redemption at           ---        ---        ---        ----
the end of each period:                 $9         $29        $50        $111

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses at least through the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .90% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .90%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would have been .60%, "Other Expenses" would have been 1.17% and total Fund operating expenses would have been 1.77%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."



         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses of each of the Funds that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND EXPENSES USED IN CALCULATING THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

================================================================================

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables, which present per share financial information for each of the Funds, have been audited by Deloitte & Touche LLP, independent accountants. These tables should be read in conjunction with the Funds' other audited financial statements and related notes which are included in the Statement of Additional Information.

1.       FIXED INCOME FUND
         -----------------


                                                                                                         For the period
                                                                                                          July 25, 1995
                                                                                                        (commencement of
                                                                                    Year Ended           operations) to
                                                                                December 31, 1996       December 31, 1995
                                                                                -----------------       -----------------

Per share data (for a share outstanding throughout each period):
     Net asset value - beginning of period                                            $10.26                    $10.00
                                                                                      ------
     Income from investment operations:
         Net investment income                                                        0.53                      0.28
         Net realized and unrealized gain (loss) on investments                       (0.15)                    0.37
                                                                                      ------                    ----

              Total from investment operations                                        0.38                      0.65
                                                                                      ----                      ----
     Less distributions declared to shareholders:
         From net investment income(1)                                                (0.53)                    (0.28)
         From net realized gain on investments                                         --                       (0.11)
                                                                                     ------                     ------

              Total distributions declared to shareholders                            (0.53)                    (0.39)
                                                                                     ------                    ------
     Net asset value - end of period                                                 $10.11                    $10.26
                                                                                     ======                    ======
     Total return                                                                     3.70%                     14.75%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                      0.55%                     0.55%*
         Ratio of net investment income to average net assets                         6.36%                     6.24%
         Portfolio turnover                                                           65%                       42%
         Net assets at end of period (000 omitted)                                  $15,261                    $5,325

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had 1995 expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                           $0.44                     $0.19

     Ratios (to average net assets):
         Expenses                                                                     1.66%                     2.50%*
         Net investment income                                                        5.25%                     4.33%*



-------------
(1) Distributions in excess of net investment income for the year ended December 31, 1996 were less than $0.01 per share.

*  Annualized

================================================================================


2.       GLOBAL SMALL CAP FUND
         ---------------------

                                                                                                       For the period
                                                                                                        July 19, 1995
                                                                                                      (commencement of
                                                                             Year Ended                operations) to
                                                                         December 31, 1996            December 31, 1995
                                                                         -----------------            -----------------

Per share data (for a share outstanding throughout each period):
     Net asset value - beginning of period                                    $10.33                    $10.00
                                                                              ------
     Income from investment operations:
         Net investment income                                                0.01                      0.07
         Net realized and unrealized gain on investments                      1.01                      0.33
                                                                              ----                      ----

              Total from investment operations                                1.02                      0.40
                                                                              ----                      ----
     Less distributions declared to shareholders:
         From net investment income                                           (0.01)                    (0.07)
         From net realized gain on investments                                (0.11)                      --
                                                                                                        -----
         In excess of net realized gain on investments                        (0.04)                      --
                                                                              ------                    -----

              Total distributions declared to shareholders                    (0.16)                    0.07
                                                                              ------                    ----
     Net asset value - end of period                                          $11.19                    $10.33
                                                                              ======                    ========
     Total return                                                             9.85%                     8.96%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                              1.50%                     1.46%*
         Ratio of net investment income to average net assets                 0.09%                     1.46%*
         Portfolio turnover                                                     22%                        5%
         Average commission rate paid(1)                                    $0.01170                      --
         Net assets at end of period (000 omitted)                           $12,586                   $10,509

     The Manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had 1995 expenses been limited to that required by state securities law, the net investment income (loss) per share and ratios would have been:

     Net investment income (loss)                                             $(0.10)                   $0.02

     Ratios (to average net assets):
         Expenses                                                             2.36%                     2.50%*
         Net investment income                                                (0.77%)                   0.42%*


--------------
(1) For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commission paid during the year by the total number of shares purchased and sold on which commissions were charged.


*Annualized

================================================================================

3.       VALUE FUND
         ----------



                                                                                                       For the period
                                                                                                        July 25, 1995
                                                                                                      (commencement of
                                                                                Year Ended             operations) to
                                                                            December 31, 1996         December 31, 1995
                                                                            -----------------         -----------------
Per share data (for a share outstanding throughout each period):
     Net asset value - beginning of period                                       $10.58                 $10.00
                                                                                 ------                 ------
     Income from investment operations:
         Net investment income                                                   0.16                   0.09
         Net realized and unrealized gain on investments                         2.38                   0.73
                                                                                 ----                   ----

              Total from investment operations                                   2.54                   0.82
                                                                                 ----                   ----
     Less distributions declared to shareholders:
         From net investment income                                              (0.16)                 (0.09)
         From net realized gain on investments                                   (0.41)                 (0.15)
         In excess of net realized gain on investments                           (0.02)                   --
                                                                                 ------                 ------
                                                                                 (0.59)                 (0.24)
                                                                                 ------                 ------
              Total distributions declared to shareholders
     Net asset value - end of period                                             $12.53                 $10.58
                                                                                 ======                 ======
     Total return                                                                23.99%                 18.64%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                 0.80%                  0.80%*
         Ratio of net investment income to average net assets                    1.56%                  2.02%*
         Portfolio turnover                                                      23%                    7%
         Average commission rate paid(1)                                         $0.05378                 --
         Net assets at end of period (000 omitted)                               $19,228               $10,818

     The Manager has agreed with the Fund to reduce its  management fee and bear certain  expenses,  such that expenses do not exceed 0.80% of average daily net  assets  on an  annualized  basis.  If the fee and  expenses  had  been incurred by the Fund, the net investment  income per share and ratios would have been:
     Net investment income                                                         $0.09                $0.02
     Ratios (to average net assets):
         Expenses                                                                   1.50%                2.43%*
         Net investment income                                                      0.86%                0.40%*



--------------
(1) For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trading on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the year by the total number of shares purchased and sold on which commissions were charged.

*  Annualized

================================================================================

4.       MID CAP FUND
         -------------



                                                                                                       For the period
                                                                                                        July 25, 1995
                                                                                                      (commencement of
                                                                                 Year Ended            operations) to
                                                                             December 31, 1996        December 31, 1995
                                                                             -----------------        -----------------
Per share data (for a share outstanding throughout each period):
     Net asset value - beginning of period                                        $10.75                   $10.00
                                                                                  ------                   ------
     Income from investment operations:
         Net investment income                                                    0.15                     0.08
         Net realized and unrealized gain on investments                          1.44                     0.84
                                                                                  ----                     ----

              Total from investment operations                                    1.59                     0.92
                                                                                  ----                     ----
     Less distributions declared to shareholders:
         From net investment income(2)                                            (0.15)                   (0.08)
         From net realized gain on investments(3)                                 (0.68)                   (0.09)
                                                                                  ------                   ------

              Total distributions declared to shareholders                        (0.83)                   (0.17)
                                                                                  ------                   ------
     Net asset value - end of period                                              $11.51                   $10.75
                                                                                  ======                   ======
     Total return                                                                 14.75%                   21.17%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                  0.90%                    0.90%*
         Ratio of net investment income to average net assets                     1.28%                    1.90%
         Portfolio turnover                                                       25%                         6%
         Average commission rate paid(1)                                          $0.05270                   --
         Net assets at end of period (000 omitted)                                $13,690                 $10,929

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had 1995 expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                         $0.05                    0.01

     Ratios (to average net assets):
         Expenses                                                                   1.77%                   2.50%*
         Net investment income                                                      0.41%                   0.32%*



--------------
(1) For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the year by the total number of shares purchased and sold on which commissions were charged.

(2) Distributions in excess of net investment income for the year ended December 31, 1996 were less than $0.01 per share.

(3) Distributions in excess of net realized gain on investments for the year ended December 31, 1996 were less than $0.01 per share.

*        Annualized

================================================================================


--------------------------------------------------------------------------------
             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------


                                FIXED INCOME FUND

         The Fixed Income Fund's investment objective is to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

         The Manager will pursue the Fixed Income Fund's objective by investing the Fund's assets primarily in publicly traded domestic fixed income securities, including U.S. Treasury and agency obligations, mortgage-backed and asset-backed securities and corporate debt securities. The Fund will also invest in other fixed income markets, such as corporate private placements, directly-placed mortgage obligations and foreign currency denominated bonds. Substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in fixed income securities. Pending investment and reinvestment in fixed income securities, the Manager may invest the Fund's assets in money market instruments. Allocations are made among a wide array of market sectors, such as U.S. Treasury and agency obligations, corporate securities, mortgages and mortgage-backed securities, private placement securities and non-U.S. dollar denominated securities, based on the relative attractiveness of such sectors. Following these sector allocations, the Manager will purchase those securities deemed attractively valued in the desired sectors. The Fund may invest in any fixed income security, including preferred stocks. The Fund may also hold a portion of its assets in cash or money market instruments.

         PORTFOLIO DURATION AND MATURITY. The Fund's portfolio will generally have an average dollar weighted portfolio maturity of five to twelve years and a duration of no less than three years and no more than ten years (excluding short-term investments). The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Fund's portfolio may include securities with maturities and durations outside of these ranges.

         PORTFOLIO QUALITY. The Fund may invest in any security that is rated investment grade at the time of purchase (i.e., at least Baa as determined by Moody's Investors Service, Inc. ("Moody's") or BBB as determined by Standard & Poor's ("S&P")), or in any unrated security that the Manager determines to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P and comparable unrated securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher- rated securities. In the event that any security held by the Fund ceases to be of investment grade quality, the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Manager, such investment is considered appropriate under the circumstances. However, if more than 5% of the Fund's net assets are below investment grade quality, the Manager will dispose of such securities as are necessary to reduce such holdings to 5% or less.

         INTEREST RATE RISK. The values of fixed income securities generally vary inversely to changes in prevailing interest rates. Investments in lower quality fixed income securities generally provide greater income than investments in higher-rated securities but are subject to greater market fluctuations and risks of loss of income and principal than are higher-rated securities. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

         MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. Government and its agencies and instrumentalities and by non- governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying

================================================================================


mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal payment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by the Fund may include adjustable rate instruments. See "Adjustable Rate Securities" below.

         The Fund may also invest in asset-backed securities such as securities backed by pools of automobile loans, educational loans and credit card receivables, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through to certificate holders. The underlying assets are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the assets tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on the underlying assets are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

         In addition to the risks described above, mortgage-backed and asset-backed securities without a U.S. Government guarantee involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.


         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. CMOs also include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of, and interest on, all other CMOs and the administrative expenses of the issuer. Due to uncertainty as whether any excess cash flow or the underlying collateral will be available, there can be no assurances that Residuals will ultimately have value.

         ADJUSTABLE RATE SECURITIES. The Fund may invest in adjustable rate securities which are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government securities or securities of other issuers. Some adjustable rate

================================================================================



securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


         OTHER INVESTMENT POLICIES. The Fund may also invest a limited portion of its net assets (in all cases less than 5%) in IO/PO strips, zero coupon securities, indexed securities, loans and other direct debt instruments, reverse repurchase agreements and dollar roll agreements. See the Statement of Additional Information for a description of each of these investment practices and the related risks.

         See "Investment Objectives And Policies and Associated Risks--General" for additional information.

                              GLOBAL SMALL CAP FUND

         The investment objective of the Global Small Cap Fund is to seek long-term capital appreciation through investment primarily in common stocks of foreign and domestic companies with market capitalizations at the time of investment by the Fund of up to $1.5 billion. Such companies are referred to herein as "small capitalization companies." Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a global portfolio of common stocks.

         Under normal circumstances, substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in common stocks of small capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Small capitalization companies tend to be smaller than other companies and may be dependent upon a single proprietary product or market niche. They may have limited product lines, markets or financial resources or may depend on a limited management group. Typically, small capitalization companies have fewer securities outstanding, which may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of small capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of small capitalization companies may change in value more than those of larger, more established companies.

         In seeking capital appreciation, the Fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States. The Fund normally expects to invest approximately 40% to 60% of its assets outside the United States and the remaining 60% to 40% of its assets inside the United States. The weighting of the Fund's portfolio between foreign and domestic investments will depend upon prevailing conditions in foreign and domestic markets. Under certain market conditions, the Fund may invest more than 60% of its assets either outside or inside the United States. In addition, the Fund will always invest at least 65% of its total assets in at least three different countries, one of which will be the United States. The selection of the Fund's domestic investments will generally be based on value factors, while the selection of the Fund's foreign investments will generally be based on growth factors. In certain foreign countries, particularly the newly industrializing countries described below, the Fund's market capitalization guideline of $1.5 billion may include companies which, when viewed

================================================================================


on a relative basis, are not considered "small cap" in the particular country. The Fund may hold a portion of its assets in cash or money market instruments.

         Consistent with the above policies, the Fund may at times invest more than 25% of its assets in the securities of issuers located in a single country. At such times, the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in such country. When the Fund invests a substantial portion of its assets in a single country it is subject to greater risk of adverse changes in any of these factors with respect to such country than a Fund which does not invest as heavily in the country.

         The Fund may invest up to 15% of its assets in stocks traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former Soviet Union) and Africa. Investment in such countries involves a greater degree of risk than investment in industrialized countries, as discussed below. In order to gain exposure to certain foreign countries which prohibit or impose restrictions on direct investment, the Fund may (subject to any applicable regulatory requirements) invest in foreign and domestic investment companies and other pooled investment vehicles that invest primarily or exclusively in such countries. The Fund's investment through such vehicles will generally involve the payment of indirect expenses (including advisory fees) which the Fund does not incur when investing directly.

         The Manager believes that the securities markets of many nations move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a global portfolio, the Fund attempts to reduce the risks associated with investing in the economy of only one country. The countries that the Manager or Babson-Stewart Ivory International, the Fund's sub-adviser (the "Sub-Adviser"), believes offer attractive opportunities for investment may change from time to time. The Fund will invest only in exchange-traded securities and securities traded through established over-the-counter trading systems which the Manager or the Sub-Adviser believes provide comparable liquidity to exchange-traded securities.

         Foreign investments can involve risks, however, that may not be present in domestic securities. Because foreign securities are normally denominated and traded in foreign currencies, the value of the assets of the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Finally, special tax considerations apply to foreign securities.

         See "Investment Objectives and Policies and Associated Risks--General" for additional information.

================================================================================


                                   VALUE FUND

         The Value Fund's investment objective is to seek long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. Strong consideration is given to common stocks whose current prices do not adequately reflect, in the opinion of the Manager, the true value of the underlying company in relation to earnings, dividends and/or assets.

         The Fund will ordinarily invest in the securities of companies which are listed on national securities exchanges or on the National Association of Securities Dealers Automated Quotation System. The Manager will select which issues to invest in based on its assessment of whether the issue is likely to provide favorable capital appreciation over the long-term.

         The Fund's investments may be made in companies which are currently of below average quality but which, in the opinion of the Manager, are undervalued by the market and offer attractive opportunities for long-term capital appreciation. Such companies involve a greater degree of investment risk than companies of average or above average quality, including the risk of a total loss in the event of insolvency or bankruptcy. Investment quality is evaluated using fundamental analysis emphasizing an issuer's historic financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. The Fund may also hold a portion of its assets in cash or money market instruments.

         See "Investment Objectives And Policies and Associated Risks--General" for additional information.

                                  MID CAP FUND

         The investment objective of the Mid Cap Fund is to seek long-term capital appreciation primarily through investment in small to medium-size companies. Such companies are referred to herein as "mid capitalization companies," which for these purposes means companies with a market capitalization at the time of investment by the Fund of between $400 million and $2 billion. Current income is only an incidental consideration. Strong consideration is given to common stocks of mid capitalization companies whose current prices do not adequately reflect, in the opinion of the Manager, the ongoing business value of the underlying company.

         The Mid Cap Fund invests primarily in common stocks. Under normal circumstances, substantially all (but no less than 65%) of its total assets will be invested in the common stock of mid capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Mid capitalization companies, when compared to larger capitalization issuers, may be more dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, mid capitalization companies have fewer securities outstanding and are less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of mid capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of mid capitalization companies may change in value more than those of larger, more established companies. The Fund generally intends to stay fully invested in equity securities, although the Fund may hold a portion of its assets in cash or money market instruments.

         See "Investment Objectives and Policies and Associated Risks--General" for additional information.

================================================================================


                                     GENERAL

         ILLIQUID SECURITIES. Each of the Funds may purchase "illiquid securities," which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under Federal securities laws, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to the Fund. In addition, illiquid securities are generally more difficult to value.


         PORTFOLIO TURNOVER. Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds expect to experience relatively low portfolio turnover rates. It is not anticipated that under normal circumstances the annual portfolio turnover rate of any Fund will exceed 100%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders. Portfolio turnover rates for each Fund are shown in the section "Financial Highlights." See "Taxes" below and "Portfolio Transactions" in the Statement of Additional Information for additional information. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Under repurchase agreements a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss. Repurchase agreements entered into with foreign brokers, dealers and banks involve additional risks similar to those of investing in foreign securities. For a discussion of these risks, see "Global Small Cap Fund," above.


         FIRM COMMITMENTS. Each Fund may enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. A Fund will only enter into firm commitment arrangements with parties which the Manager or Sub-Adviser determines present minimal credit risks. A Fund will maintain, in a segregated account with its custodian, cash or securities securities in an amount equal to the Fund's obligations under firm commitment agreements. The Fund bears the risk that the other party will fail to satisfy its obligations to the Fund. Such a default may subject the Fund to expenses, delays and risks of loss.


         LOANS OF PORTFOLIO SECURITIES. Each Fund may make secured loans of portfolio securities on up to 331/3% of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to parties that are believed by the Manager or the Sub-Adviser to be of relatively high credit standing. Securities loans are made pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees.

         DERIVATIVES. Certain of the instruments in which the Funds may invest, such as mortgage-backed securities and indexed securities, are considered to be "derivatives". Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or currency. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the Statement of Additional Information.


         RISKS OF NON-DIVERSIFICATION. The Funds are "non-diversified" funds and as such are not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, each Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to a Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a "diversified" fund.

         CHANGES TO INVESTMENT OBJECTIVES. The investment objective and policies of each Fund may be changed by the Trustees without shareholder approval. Any such change may result in a Fund having an investment objective and policies different from the objective and policies which a shareholder considered
appropriate  at  the  time  of  such  shareholder's   investment  in  the  Fund.
Shareholders of the relevant Fund will be notified of any changes in a Fund's investment objective or policies through a revised prospectus or other written communication.


--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

         Shares of each Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of each Fund is the net asset value next determined after a purchase order is received in good order.


         Shares of each Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be acquired for investment only and not for resale and will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.


         The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen
A. Madden.

================================================================================


         Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.


         The deadline for wiring federal funds to the Trust is 2:00 p.m.; in the case of an investment in-kind, the investor's securities must be placed on deposit at DTC, and 4:00 p.m. is the deadline for transferring those securities to the account designated by Investors Bank & Trust Company. In most cases, if the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day, unless Investors Bank & Trust Company can credit the consideration to the account for a specific Fund.


         All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the specific Fund.

         "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

         Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.


         12B-1 PLANS. The Trust has adopted a distribution and services plan (each a "Plan") for each Fund under Rule 12b-1 of the Investment Company Act of 1940, but the Trustees do not intend to implement such Plans during the Trust's current fiscal year. The purposes of each Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. Each Plan would permit payments by a Fund for such purposes at an annual rate of up to .50% of the Fund's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of payments under each Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing any Plan.


--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for any of the Funds. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-38700, Attn:
Maureen A. Madden, at least two days prior to submitting a request.

         Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting. In-kind redemptions, as described below, will be transferred and delivered as directed by the investor.

================================================================================



         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.


         When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

         Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset value of a share of each Fund is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open, other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was received by the Fund. If no shares of the Fund are tendered for redemption during a month and no order to purchase shares is received by the Fund during such month, the net asset value of a share of such Fund will be determined on the last business day of such month. The net asset value per share for a Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities (including options and futures contracts) for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Short term debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless conditions dictate otherwise. Illiquid securities or restricted securities will be valued at fair value based on information supplied by a broker. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and the value of foreign securities will be determined as of the closing of such exchanges and securities markets. Events affecting the values of such foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time the Fund determines its net asset value. If an event materially affecting the value of such

================================================================================


foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees.

         Because foreign securities are quoted in foreign currencies, fluctuations in the value of such securities in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities measured in terms of the foreign currencies in which they are denominated. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing at the time of determination of net asset value.


--------------------------------------------------------------------------------
                                  DISTRIBUTIONS
--------------------------------------------------------------------------------



         Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. Each Fund also intends to distribute net short-term capital gains and net long-term capital gains at least annually.


         All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------



         The following is a general summary of the federal income tax consequences for the Fund and shareholders who are U.S. citizens or residents or domestic corporations. The last paragraph of this section contains information relevant to foreign investors. Shareholders should consult their own tax advisors about the tax consequences of investments in a Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.


         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of any long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or reinvested shares. Any loss recognized on the sale or disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.


         BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities or corporations that furnish the Trust with an appropriate certification. For other shareholders,

================================================================================



however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.

         FOREIGN WITHHOLDING TAXES. The Global Small Cap Fund may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on such Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.

         If, at the end of the fiscal year, more than 50% of the total assets of the Global Small Cap Fund are comprised of securities of foreign corporations, the Trust intends to make an election which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amount of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of the Global Small Cap Fund whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment on distributions by such Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.

         WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S.
federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and all foreign investors are urged to consult their tax advisors.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

         Each Fund is advised and managed by David L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc. is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass

================================================================================

Mutual Holding Company, a holding company and wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

         Under separate Management Contracts relating to each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.

         The  Manager   has  entered   into  a   Sub-Advisory   Agreement   (the
"Sub-Advisory Agreement") with Babson-Stewart Ivory International (the "Sub-Adviser"), One Memorial Drive, Cambridge, Massachusetts 02142, with respect to the management of the international component of the Global Small Cap Fund's portfolio. The Sub-Adviser also provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. The Sub-Adviser is a general partnership owned 50% by the Manager and 50% by Stewart-Ivory & Company (International) Limited, an indirect wholly owned subsidiary of Stewart Ivory (Holdings) Ltd., which is controlled by James G.D. Ferguson and John G.L.
Wright.


         Each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth below. The Manager, however, has agreed to waive a portion of its fee and to bear certain expenses for the current fiscal year to the extent each of the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth below:

                                   Management Fee             Expense Limitation
                                   (as a % of Average         (as a % of Average
                                   Daily Net Assets)          Daily Net Assets)
                                   -----------------          -----------------

Name of Fund
------------

Fixed Income Fund                           .40%                      .55%
Global Small Cap Fund                      1.00*                     1.50
Value Fund                                  .55                       .80
Mid Cap Fund                                .60                       .90


* Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a monthly fee at the annual rate of .50% of the Global Small Cap Fund's average daily net assets, although the Sub-Adviser has currently agreed to waive a portion of its fee. Payments made to the Sub-Adviser by the Manager will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

         Edward L. Martin is primarily responsible for the day-to-day management of the portfolio of the Fixed Income Fund. Peter C. Schliemann, James W. Burns and John Wright are primarily responsible for the day-to- day management of the portfolio of the Global Small Cap Fund. Roland W. Whitridge is primarily responsible for the day-to-day management of the Value Fund. Eugene Gardner is primarily responsible for the day-to-day management of the Mid Cap Fund. Mr. Martin, Mr. Schliemann, Mr. Whitridge and Mr. Gardner have each been employed by the Manager in portfolio management for at least the past five years. Mr. Burns and Mr. Wright have each been employed by the Sub-Adviser in portfolio management for at least the past five years.

================================================================================


--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------



         Yield (in the case of the Fixed Income Fund) and total return data (for all Funds) may from time to time be included in advertisements about each Fund. "Yield" for the Fixed Income Fund is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-year period and for the life of a Fund, each through the most recent calendar quarter, represents the average annual compounded rate of return on an investment of $1000 in a Fund at net asset value (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Quotations of yield or total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. See "Investment Performance" in the Statement of Additional Information.


         All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


--------------------------------------------------------------------------------
                  ORGANIZATION AND CAPITALIZATION OF THE TRUST
--------------------------------------------------------------------------------



         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into six series of shares. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class, and (ii) when the Trustees have determined that the matter affects one or more series, then only shareholders of such series shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Trust, are entitled to receive the net assets of their series, but not of any other series. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940.


         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances and shareholders are entitled to indemnification out of the assets of the relevant Fund for any such liability.

================================================================================


--------------------------------------------------------------------------------
                              SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------



         Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 (617-225- 3800).


         When required by the Investment Company Act of 1940, the Manager's discussion of the performance of each Fund in its most recent fiscal year as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

================================================================================



LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA  02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205


TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205

================================================================================



                                   PROSPECTUS
                        THE DLB QUANTITATIVE EQUITY FUND
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800
                                February 19, 1997



         The DLB Quantitative Equity Fund (the "Fund") is a portfolio of The DLB Fund Group (the "Trust"), an open-end management investment company offering non-diversified portfolios with different investment objectives and strategies. The Fund is intended primarily to serve as an investment vehicle for institutional investors. The Fund's investment manager is David L. Babson & Co., Inc. (the "Manager").

         Shares of the Fund are sold to investors by the Trust. The minimum initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in The DLB Quantitative Equity Fund. Please read this Prospectus carefully and keep it for further reference.


         A Statement of Additional Information dated February 19, 1997 is available at no charge by writing to the Trust, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 or by telephoning (617) 225-3800. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.



















--------------------------------------------------------------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
         COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
         ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR
         ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
         CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------






================================================================================


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

SHAREHOLDER TRANSACTION AND FUND EXPENSES......................................3

FINANCIAL HIGHLIGHTS...........................................................4

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS........................5

PURCHASE OF SHARES.............................................................7

REDEMPTION OF SHARES...........................................................9

DETERMINATION OF NET ASSET VALUE..............................................10

DISTRIBUTIONS.................................................................10

TAXES    .....................................................................10

MANAGEMENT OF THE TRUST.......................................................12

PERFORMANCE INFORMATION.......................................................12

ORGANIZATION AND CAPITALIZATION OF THE TRUST..................................13

SHAREHOLDER INQUIRIES.........................................................13

================================================================================

--------------------------------------------------------------------------------
                    SHAREHOLDER TRANSACTION AND FUND EXPENSES
--------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a)..................         .55%
         12b-1 Fees(b)...........................................         0
         Other Expenses(after fee waiver)(a)(c)..................         .35%
                                                                          ----
         Total Fund Operating Expenses (after fee waiver) (a)....         .90%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,                                -----
assuming a 5% annual return,                                 1             3
with or without redemption at                               ---           ---
the end of each period:                                     $19           $29

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .90% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .90%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .75%, "Other Expenses" would be 1.07% and total Fund operating expenses would be 1.82%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plan."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.


         The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses of the Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND ESTIMATED EXPENSES USED IN CALCULATING THE EXAMPLE ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

================================================================================


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table, which presents per share financial information for the Fund, has been audited by Deloitte & Touche LLP, independent accountants. The table should be read in conjunction with the Fund's other audited financial statements and related notes which are included in the Statement of Additional Information.

PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                         $10.00
                                                                       ------
      Income  from  investment operations:
         Net investment income                                           0.01
         Net realized and unrealized gain on investments                 1.84
                                                                         ----
              Total from investment operations                           1.85
                                                                         ----
     Less distributions declared to shareholders:
         From net investment income                                     (0.01)
         From net realized gain on investments                          (0.18)
                                                                         -----
              Total distributions declared to shareholders              (0.19)
                                                                        ------
     Net asset value - end of period                                   $11.66
                                                                       ======

     Total return                                                       18.51%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                        0.90%*
         Ratio of net investment income to average net assets           0.43%*
         Portfolio turnover                                               10%
         Net assets at end of period (000 omitted)                   $13,897
         Average commission rate paid(1)                            $0.01925

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, the net investment loss per share and ratios would have been:

     Net investment loss                                              $(0.01)

     Ratios (to average net assets):
         Expenses                                                       1.82%*
         Net investment income                                         (0.50)%*


--------------
(1) For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the year by the total number of shares purchased and sold on which commission were charged.
*        Annualized

================================================================================

--------------------------------------------------------------------------------
             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------


         The Fund seeks long-term growth of capital. Under normal market conditions, substantially all of the Fund's total assets (but no less than 65% of its total assets) will be invested in common stocks and other equity securities. Although common stocks of well-established, medium- to large-capitalization companies will normally comprise the Fund's principal investments, the Fund may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities that are of investment grade quality at the time of purchase if the Manager believes they would help achieve the Fund's objective. The Fund may also hold a portion of its assets in cash or money market instruments and may engage in the various investment practices described below. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

         BASIC  INVESTMENT  STRATEGY.   The  Manager  believes  that  there  are
systematic mispricings in the securities markets that can be exploited by a disciplined investment strategy based predominately on quantitative factors. The Manager seeks to exploit these mispricings by constructing a portfolio using a proprietary analytical model. A broad cross-section of securities is ranked using both value factors and growth factors. Securities are then selected for the Fund based on these rankings, with weight also given to the impact of transaction costs and the portfolio's overall characteristics, including sector weightings, beta, market capitalization, yield and liquidity.


         DEFENSIVE STRATEGIES. At times the Manager may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may temporarily use "defensive" strategies designed primarily to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may invest without limit in securities of any kind. It is not currently anticipated that the Fund, when investing for such defensive purposes, will invest in securities that entail greater overall risk than the Fund's typical investments. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

         FINANCIAL FUTURES AND OPTIONS. The Fund may buy and sell financial futures contracts on securities indexes and fixed income securities. A futures contract is a contract to buy or sell units of a particular securities index, or a certain amount of a fixed income security, at an agreed price on a specified future date. Depending on the change in value of the index or security between the time when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss. The Fund may purchase and sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. For example, when the Manager wants to increase the Fund's exposure to equity securities, it may do so by taking long positions in futures contracts on equity indices such as futures contracts on the Standard & Poor's 500 Composite Stock Price Index. Similarly, when the Manager wants to increase the Fund's exposure to fixed income securities, it may do so by taking long positions in futures contracts relating to fixed income securities such as futures contracts on U.S. Treasury bonds or notes. The Fund may buy and sell call and put options on futures contracts or on stock indices in addition to or as an alternative to purchasing or selling futures contracts.


         The use of futures and options involves certain special risks. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying securities index or securities or of the securities which are the subject of the hedge. The successful use of futures and options further depends on the Manager's ability to forecast market or interest rate movements correctly. Other risks arise from the Fund's potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The Fund's ability to

================================================================================

terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of futures or options on futures for purposes other than hedging may be regarded as speculative. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit the Fund's ability to engage in futures and options transactions. See the Statement of Additional Information for additional information regarding risks of financial futures and options.

         OPTIONS. The Fund may purchase and sell call and put options on securities it owns or in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options written by the Fund may not exceed 25% of the Fund's total assets. The Fund's use of these strategies may be limited by applicable law.

         ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under Federal securities laws, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities. The Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses. In addition, illiquid securities are generally more difficult to value.


         LOANS OF PORTFOLIO SECURITIES. The Fund may make secured loans of portfolio securities on up to 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to parties that are believed by the Manager to be of relatively high credit standing. Securities loans are made pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees.

         PORTFOLIO TURNOVER. Portfolio turnover is not a limiting factor with respect to investment decisions for the Fund. It is anticipated that under normal circumstances the annual portfolio turnover rate of the Fund will not exceed 200%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders. The portfolio turnover rate for the Fund is shown in the section "Financial Highlights." See "Taxes" below and "Portfolio Transactions" in the Statement of Additional Information for additional information. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.

================================================================================


         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under repurchase agreements the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss.

         FIRM COMMITMENTS. The Fund may enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. The Fund will only enter into firm commitment arrangements with parties which the Manager determines present minimal credit risks. The Fund will maintain, in a segregated account with its custodian, cash or securities in an amount equal to the Fund's obligations under firm commitment agreements. The Fund bears the risk that the other party will fail to satisfy its obligation to the Fund. Such a default may subject the Fund to expenses, delays and risks of loss.

         DERIVATIVES. Certain of the instruments in which the Fund may invest, such as futures contracts and options, are considered to be "derivatives". Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the Statement of Additional Information.


         RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified" and as such is not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to the Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a "diversified" fund.

         CHANGES TO INVESTMENT OBJECTIVE. The investment objective and policies of the Fund may be changed by the Trustees without shareholder approval. Any such change may result in the Fund having an investment objective and policies different from the objective and policies which a shareholder considered
appropriate  at  the  time  of  such  shareholder's   investment  in  the  Fund.
Shareholders of the Fund will be notified of any changes in the Fund's investment objective or policies through a revised prospectus or other written communication.

--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------


         Shares of the Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of the Fund is the net asset value next determined after a purchase order is received in good order. No sales charge is imposed on purchases of Fund shares.

================================================================================



         Shares of the Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be acquired for investment only and not for resale and will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.


         The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen A. Madden.

         Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.


         The deadline for wiring federal funds to the Trust is 2:00 p.m.; in the case of an investment in-kind, the investor's securities must be placed on deposit at DTC, and 4:00 p.m. is the deadline for transferring those securities to the account designated by Investors Bank & Trust Company. In most cases, if the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day.


         All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the Fund.

         "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

         Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.


         12B-1 PLAN. The Trust has adopted a distribution and services plan (the "Plan") for the Fund under Rule 12b-1 of the Investment Company Act of 1940, but the Trustees do not intend to implement such Plan during the Trust's current fiscal year. The purposes of the Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. The Plan would permit payments by the Fund for such purposes at an annual rate of up to .50% of the Fund's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these

================================================================================


limitations, the amount of payments under the Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing the Plan.


--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------


         Shares of the Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for the Fund. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-38700, Attn: Maureen A. Madden, at least two days prior to submitting a request.

         Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. In-kind redemptions, as described below, will be transferred and delivered as directed by the investor.


         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.


         When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

         The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

================================================================================

--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset value of a share of the Fund is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open, other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was received by the Fund. If no shares of the Fund are tendered for redemption during a month and no order to purchase shares is received by the Fund during such month, the net asset value of a share of the Fund will be determined on the last business day of such month. The net asset value per share for the Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities (including options and futures contracts) for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Short term debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless conditions dictate otherwise. Illiquid securities or restricted securities will be valued at fair value based on information supplied by a broker. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.




--------------------------------------------------------------------------------
                                  DISTRIBUTIONS
--------------------------------------------------------------------------------


         The Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). The Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. The Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. The Fund also intends to distribute net short-term capital gains and net long-term capital gains at least annually. All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------



         The following is a general summary of the federal income tax consequences for the Fund and shareholders who are U.S. citizens or residents or domestic corporations. The last paragraph of this section contains information relevant to foreign investors. Shareholders should consult their own tax advisors about the tax consequences of investments in the Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

================================================================================


         The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of any long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or reinvested shares. Any loss recognized on the sale or disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.


         BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities or corporations that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.


         WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S.
federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and all foreign investors are urged to consult their tax advisors.

================================================================================

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


         The Fund is advised  and managed by David L.  Babson & Co.,  Inc.,  One
Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc., a registered investment adviser, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass Mutual Holding Company, a holding company and wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

         Under a separate Management Contract relating to the Fund, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.


         The Fund pays the Manager a monthly fee at the annual rate of the Fund's average daily net assets set forth below. The Manager, however, has agreed to waive a portion of its fee and to bear certain expenses for the current fiscal year to the extent the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth below:


               Management Fee             Expense Limitation
               (as a % of Average         (as a % of Average
               Daily Net Assets)          Daily Net Assets)
               -----------------          -----------------

                        .75%                          .90%

         Michael Caplan, Vice President of the Manager, is primarily responsible for the day-to-day management of the Fund. Prior to joining the Manager in December, 1995, Mr. Caplan was employed as a portfolio manager by Concert Capital Management, Inc. from January, 1995 through December, 1995. Prior to January 1995, Mr. Caplan was employed as a portfolio manager by State Street Global Advisors.



--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------



         Yield and total return data may from time to time be included in advertisements about the Fund. "Yield" is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-year period and for the life of the Fund, each through the most recent calendar quarter, represents the average annual compounded rate of return on an investment of $1000 in the Fund at net asset value (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Quotations of yield or total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. See "Investment Performance" in the Statement of Additional Information.

================================================================================

         All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


--------------------------------------------------------------------------------
                  ORGANIZATION AND CAPITALIZATION OF THE TRUST
--------------------------------------------------------------------------------



         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into six series of shares, each representing a different Fund. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each Fund of the Trust except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class, and (ii) when the Trustees have determined that the matter affects one or more Funds, then only shareholders of such Fund or Funds shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of the Fund and therefore is deemed to "control" the Fund within the meaning of the Investment Company Act of 1940.


         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances and shareholders are entitled to indemnification out of the assets of the Fund for any such liability.


--------------------------------------------------------------------------------
                              SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------



         Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 (617- 225-3800).


         When required by the Investment Company Act of 1940, the Manager's discussion of the performance of the Fund in its most recent fiscal year as well as a comparison of the Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

================================================================================


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA  02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205


TRANSFER AGENT
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 5th Floor
Boston, MA  02116

================================================================================


                                   PROSPECTUS
                            THE DLB GLOBAL BOND FUND
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800
                                February 19, 1997



         The DLB Global Bond Fund (the "Fund") is a portfolio of The DLB Fund Group (the "Trust"), an open-end management investment company offering non-diversified portfolios with different investment objectives and strategies. The Fund is intended primarily to serve as an investment vehicle for institutional investors. The Fund's investment manager is David L. Babson & Co., Inc. (the "Manager") and its subadviser is Potomac Babson Incorporated (the "Sub-Adviser").

         Shares of the Fund are sold to investors by the Trust. The minimum initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in The DLB Global Bond Fund. Please read this Prospectus carefully and keep it for further reference.


         A Statement of Additional Information dated February 19, 1997 is available at no charge by writing to the Trust, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 or by telephoning (617) 225-3800. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.













================================================================================

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

================================================================================


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----


SHAREHOLDER TRANSACTION AND FUND EXPENSES......................................3

FINANCIAL HIGHLIGHTS...........................................................4

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS........................5

PURCHASE OF SHARES............................................................11

REDEMPTION OF SHARES..........................................................13

DETERMINATION OF NET ASSET VALUE..............................................13

DISTRIBUTIONS.................................................................14

TAXES    .....................................................................15

MANAGEMENT OF THE TRUST.......................................................16

PERFORMANCE INFORMATION.......................................................17

ORGANIZATION AND CAPITALIZATION OF THE TRUST..................................17

SHAREHOLDER INQUIRIES.........................................................18

================================================================================

--------------------------------------------------------------------------------
                    SHAREHOLDER TRANSACTION AND FUND EXPENSES
--------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver) (a).................         .55%
         12b-1 Fees(b)..........................................           0
         Other Expenses(after fee waiver)(a)(c).................         .25%
                                                                         ----
         Total Fund Operating Expenses (after fee waiver) (a)...         .80%


EXAMPLE:

You would pay the following                                       Years
expenses on a $1,000 investment,                                  -----
assuming a 5% annual return,                                1              3
with or without redemption at                              ---            ---
the end of each period:                                     $8            $26

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .80% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .80%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .75%, "Other Expenses" would be 0.58% and total Fund operating expenses would be 1.33%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plan."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.


         The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses of the Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND ESTIMATED EXPENSES USED IN CALCULATING THE EXAMPLE ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

================================================================================



--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table, which presents per share financial information for the Fund, has been audited by Deloitte & Touche LLP, independent accountants. The table should be read in conjunction with the Fund's other audited financial statements and related notes which are included in the Statement of Additional Information.

PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                                    $10.00
                                                                                  ------
      Income from  investment operations:
         Net investment income                                                      0.19
         Net realized and unrealized gain on investments                            0.13
                                                                                   -----
              Total from investment operations                                      0.32
                                                                                   -----
     Less distributions declared to shareholders:
         From net investment income                                                (0.19)
         In excess of net investment income                                        (0.11)
         From net realized gain on investments                                     (0.03)
                                                                                   ------

              Total distributions declared to shareholders                         (0.33)
                                                                                   -----
     Net asset value - end of period                                               $9.99
                                                                                   =====

     Total return                                                                  3.21%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                                   0.80%*
         Ratio of net investment income to average net assets                      5.35%*
         Portfolio turnover                                                         232%
         Net assets at end of period (000 omitted)                              $25,805

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.80% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, the net investment income per share and ratios would have been:

     Net investment income                                                       $0.17

     Ratios (to average net assets):
         Expenses                                                                 1.33%*
         Net investment income                                                    4.81%*

--------------
     *Annualized

================================================================================


--------------------------------------------------------------------------------
             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------


     The Fund's investment objective is to seek total return. The Fund invests in a global portfolio consisting principally of governmental or supranational debt securities denominated in currencies of the member states of the Organization for Economic Cooperation and Development. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities of issuers located in at least three different countries, one of which may be the United States, and will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. The Fund may also hold a portion of its assets in cash or money market instruments. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     GLOBAL BOND MARKETS. In recent years, opportunities for investment in global bond markets have become more significant. Participants in these markets have grown in number, thereby providing better liquidity. A number of global bond markets have reduced barriers to entry to foreign investors by deregulation and by reducing their withholding taxes. Simultaneous with the opening of foreign markets, barriers to global capital flows have been reduced or eliminated. The Fund provides a convenient vehicle to participate in global bond markets, some of which may outperform U.S. dollar-denominated bond markets in U.S. dollar terms during certain periods of time.


     Although the Fund is a non-diversified investment company, investing in the Fund can provide global diversity to an investor's existing portfolio of U.S. dollar-denominated bonds, thereby potentially reducing volatility or risk over time. Historically, returns of foreign bond markets have often diverged from returns generated by U.S. bond markets. These divergences stem not only from fluctuating exchange rates, but also from foreign interest rates not always moving in the same direction, or moving to the same extent, as interest rates in the U.S.


     A global income portfolio composed of both international and U.S. bonds is able to take advantage of a far wider range of investment opportunities than one that is restricted to U.S. dollar securities and may, at times, provide higher investment returns. For example, global bonds may provide higher current income than U.S. bonds and/or the local price of global bonds can appreciate more than U.S. bonds. Fluctuations in foreign currencies relative to the U.S. dollar can potentially benefit investment returns. Of course, in each case, at any time the opposite may also be true.


     PORTFOLIO QUALITY. The Fund will invest only in debt securities that are rated at the time of purchase A or better by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"), or in unrated securities which the Sub-Adviser determines to be of comparable quality. In the event that any security held by the Fund ceases to be of this quality, the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Sub-Adviser, such investment is considered appropriate under the circumstances.


     PORTFOLIO MATURITY. The Sub-Adviser may take full advantage of the entire range of maturities offered by fixed income securities and may adjust the average maturity of the Fund's portfolio from time to time depending on its assessment of the relative yields on securities of different maturities and its expectations of future changes in interest rates. It is currently expected that, under normal market conditions, the Fund's average portfolio maturity will range from five to ten years. The Fund's portfolio may include securities with maturities outside of this range.

     GOVERNMENTAL AND SUPRANATIONAL ISSUERS. The obligations of U.S. and foreign governmental entities, including supranational issuers, have different kinds of government support. For instance, as used in this

================================================================================


Prospectus, the term "U.S. government obligations" refers to debt securities issued or guaranteed by the U.S. government or by various of its agencies or instrumentalities. Certain of these obligations, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States.

     Other U.S. government obligations issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

     Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. Some of these obligations are supported by the full faith and credit of a foreign government and some are not.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The members, or "stockholders," of a supranational entity make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. By engaging in lending activities and other activities intended to foster international economic growth and development, supranational entities further the particular governmental purposes of their members.

     DEFENSIVE STRATEGIES. At times the Sub-Adviser may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Sub-Adviser may temporarily use the defensive strategies of investing up to 100% of the Fund's assets in securities of issuers located in the United States or in money market instruments, including short-term bank obligations, such as certificates of deposit. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.


     INTEREST RATE RISK. The market value of the Fund's investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term, fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes in exchange rates for foreign currencies may affect the value of portfolio securities denominated in those currencies. Changes by recognized rating services in their ratings of securities and in the ability of an issuer to make payments of interest and principal may also effect the value of these investments. Changes in the value of portfolio securities generally will not affect interest income derived from those securities, but will affect the Fund's net asset value. Exchange rate fluctuations, however, may impact both the value of a particular investment and the income derived from that investment.


     FOREIGN INVESTMENTS. Investments in sovereign debt of foreign issuers and other foreign securities involve risks that may not be present in domestic investments. Since foreign securities are typically denominated in foreign currencies, the value of the assets of the Fund and its net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates

================================================================================


and exchange control regulations. The Fund will not invest in securities denominated in a foreign currency that is not fully exchangeable into U.S. dollars without legal restriction at the time of investment.

     There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments and its overall debt level, as well as cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in certain foreign countries.

     Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries.

     Special tax considerations apply to foreign securities. In determining whether to invest in securities of foreign issuers, the Sub-Adviser will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

     Because the Fund intends to purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Sub-Adviser may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Sub-Adviser's decision as to whether and to what extent to hedge the Fund's foreign currency risk is dependent upon a number of factors, and, as a result, there can be no assurances that the Fund's portfolio will be hedged at any particular time.

================================================================================

     The Fund may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell the security and the settlement date, or to "lock in" the value of a dividend or interest payment in a particular currency. The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

     If conditions warrant, the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as part of its transaction hedging strategies. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. The Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     The Fund may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the foreign currencies for securities which the Fund intends to buy, when the Fund holds cash reserves or short-term investments). For position hedging purposes, the Fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and put and call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Fund may also purchase or sell foreign currencies on a spot basis.


     The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve a currency other than that in which the particular securities that are the subject of the hedge are denominated or in which any of the Fund's portfolio securities are then denominated. These transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.


     OPTIONS AND FUTURES PORTFOLIO STRATEGIES. The Fund may purchase and sell call and put options with respect to securities and currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security or currency above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security or currency from the option holder at a price above the current market price of the security or currency. The Fund may terminate an option that is has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.


     The Fund may also purchase and sell futures contracts and related options on securities and currencies in order to reduce fluctuations in net asset value by hedging against a decline in the value of securities or currencies owned by the Fund or an increase in the value of securities or currencies which the Fund expects to purchase. A futures contract sale creates an obligation by the seller to deliver, and by the purchaser to take delivery of, the type of instrument called for in the contract at a specified future date at an agreed price. The Fund may also use such techniques, to the extent permitted by applicable law, as a substitute for direct investment in foreign securities.

     The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains. Certain risks arise because of the possibility of imperfect correlations among

================================================================================



movements in the prices of financial futures and options and movements in the prices of the underlying securities or currencies or of the securities or currencies that are the subject of the hedge. The successful use of futures and options further depends on the Sub-Adviser's ability to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out its futures or options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. If the Fund purchases or sells options in the over-the-counter market, the Fund's ability to terminate those option positions may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the Fund's ability to engage in futures and options transactions. Position limits and other rules of foreign exchanges may differ from those in the United States. Also, options and futures markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States. See Statement of Additional Information for additional information regarding the risks of financial futures and options.

     INDEXED SECURITIES. The Fund may invest in indexed securities which are short to intermediate term fixed-income securities whose values at maturity, or the interest rates on which, rise or fall according to the change in one or more specified underlying instruments, such as currencies, securities, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself. Because certain foreign markets may be closed for all practical purposes to U.S. investors such as the Fund, the Fund may invest indirectly in such markets through the purchase of indexed securities and would therefore be subject to the risks described above with respect to investments in foreign securities as well as being subject to the risk of relying upon the issuer of the indexed security to fulfill its obligations under the terms of the security. See Statement of Additional Information for additional information regarding the risks of indexed securities.


     SHORT SALES. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the other party to the transaction. Short sales involve certain expenses and entail risks. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by transaction costs. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is unlimited if the Fund does not own the security.

     The staff of the Securities and Exchange Commission is of the opinion that a short sale involves the creation of a senior security and is, therefore, subject to the limitations of Section 18 of the 1940 Act. The staff has taken the position that in order to comply with the provisions of Section 18, the Fund must put in a segregated account (not with the broker) an amount of cash or United States Government securities equal to the difference between: (a) the market value of the securities sold short at the time they were sold short, and
(b) any cash or United States Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level

================================================================================


that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. It is currently expected that no more than 25% of the Fund's net assets will be used as collateral or deposited in a segregated account in connection with short sales.


     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in which the Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

     The Fund will establish a segregated account with its custodian in which it will maintain cash and/or liquid high grade debt securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     LOANS OF PORTFOLIO SECURITIES. The Fund may make secured loans of portfolio securities on up to 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to parties that are believed by the Sub- Adviser to be of relatively high credit standing. Securities loans are made pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees.

     PORTFOLIO TURNOVER. Portfolio turnover is not a limiting factor with respect to investment decisions for the Fund. It is anticipated that under normal circumstances the annual portfolio turnover rate of the Fund will not exceed 400%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders. The portfolio turnover rate for the Fund is shown in the section "Financial Highlights." See "Taxes" below and "Portfolio Transactions" in the Statement of Additional Information for additional information. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.


         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under repurchase agreements the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily

================================================================================


cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss. Repurchase agreements entered into with foreign brokers, dealers and banks involve additional risks similar to those of investing in foreign securities.


         FIRM COMMITMENTS. The Fund may enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. The Fund will only enter into firm commitment arrangements with parties which the Sub-Adviser determines present minimal credit risks. The Fund will maintain, in a segregated account with its custodian, cash or securities in an amount equal to the Fund's obligations under firm commitment agreements. The Fund bears the risk that the other party will fail to satisfy its obligation to the Fund. Such a default may subject the Fund to expenses, delays and risks of loss.


     DERIVATIVES. Certain of the instruments in which the Fund may invest, such as indexed securities, forward contracts, futures contracts and options, are considered to be "derivatives". Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or a currency. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the Statement of Additional Information.


     RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified" and as such is not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to the Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a "diversified" fund.

     CHANGES TO INVESTMENT OBJECTIVE. The investment objective and policies of the Fund may be changed by the Trustees without shareholder approval. Any such change may result in the Fund having an investment objective and policies different from the objective and policies which a shareholder considered
appropriate  at  the  time  of  such  shareholder's   investment  in  the  Fund.
Shareholders of the Fund will be notified of any changes in the Fund's investment objective or policies through a revised prospectus or other written communication.


--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------


     Shares of the Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of the Fund is the net asset value next determined after a purchase order is received in good order. No sales charge is imposed on purchases of Fund shares.


     Shares of the Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be acquired

================================================================================

for investment only and not for resale and will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen A. Madden.

     Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.


     The deadline for wiring federal funds to the Trust is 2:00 p.m.; in the case of an investment in-kind, the investor's securities must be placed on deposit at DTC, and 4:00 p.m. is the deadline for transferring those securities to the account designated by Investors Bank & Trust Company. In most cases, if the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day.


     All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the Fund.

     "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

     Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.


     12B-1 PLAN. The Trust has adopted a distribution and services plan (the "Plan") for the Fund under Rule 12b-1 of the Investment Company Act of 1940, but the Trustees do not intend to implement such Plan during the Trust's current fiscal year. The purposes of the Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. The Plan would permit payments by the Fund for such purposes at an annual rate of up to .50% of the Fund's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of payments under the Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing the Plan.

================================================================================

--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------


     Shares of the Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for the Fund. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-38700, Attn:
Maureen A. Madden, at least two days prior to submitting a request.

     Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. In-kind redemptions, as described below, will be transferred and delivered as directed by the investor.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.


     When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.


--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


     The net asset value of a share of the Fund is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open, other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was received by the Fund. If no shares of the Fund are tendered for redemption during a month and no order to purchase shares is received by the Fund during such month, the net asset value of a share of the Fund will be determined on the last business day of such month. The net asset value per share for the Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the

================================================================================

Fund. Portfolio securities (including options and futures contracts) for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Short term debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless conditions dictate otherwise. Illiquid securities or restricted securities will be valued at fair value based on information supplied by a broker. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.


     Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and the value of foreign securities will be determined as of the closing of such exchanges and securities markets. Events affecting the values of such foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time the Fund determines its net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees.


     Because foreign securities are quoted in foreign currencies, fluctuations in the value of such securities in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities measured in terms of the foreign currencies in which they are denominated. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing at the time of determination of net asset value.


--------------------------------------------------------------------------------
                                  DISTRIBUTIONS
--------------------------------------------------------------------------------


     The Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). The Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. The Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. The Fund also intends to distribute net short-term capital gains and net long-term capital gains at least annually.

     All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.

================================================================================


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------


     The following is a general summary of the federal income tax consequences for the Fund and shareholders who are U.S. citizens or residents or domestic corporations. The last paragraph of this section contains information relevant to foreign investors. Shareholders should consult their own tax advisors about the tax consequences of investments in the Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.


     The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of any long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or reinvested shares. Any loss recognized on the sale or disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.


     BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities or corporations that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.

     FOREIGN WITHHOLDING TAXES. The Fund invests in foreign securities and therefore may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.


     If, at the end of the fiscal year, more than 50% of the total assets of the Fund are comprised of securities of foreign corporations, the Trust intends to make an election which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amount of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of the Fund whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment on

================================================================================

distributions by the Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.




     WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and all foreign investors are urged to consult their tax advisors.



--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


     The  Fund is  advised  and  managed  by David L.  Babson & Co.,  Inc.,  One
Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc., a registered investment adviser, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass Mutual Holding Company, a holding company and wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

     Under a separate Management Contract relating to the Fund, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.

     In order to assist it in carrying out its responsibilities, the Manager has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Potomac Babson Incorporated (the "Sub-Adviser"), 1290 Avenue of the Americas, New York, New York 10019, with respect to the management of the Fund's portfolio. The Sub-Adviser, a registered investment adviser, is a majority-owned subsidiary of the Manager.


     The Fund pays the Manager a monthly fee at the annual rate of the Fund's average daily net assets set forth below. The Manager, however, has agreed to waive a portion of its fee and to bear certain expenses for the current fiscal year to the extent the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth below:

================================================================================

                    Management Fee             Expense Limitation
                    (as a % of Average         (as a % of Average
                    Daily Net Assets)          Daily Net Assets)
                    -----------------          -----------------

                            .75%                          .80%

Under the Fund's Sub-Advisory Agreement, the Manager pays the Sub-Adviser a monthly fee at the annual rate of .65% of the Fund's average daily net assets, although the Sub-Adviser has currently agreed to waive a portion of its fee. Payments made to the Sub-Adviser by the Manager will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.


         Hani Findakly, President of the Sub-Adviser, is primarily responsible for the day-to-day management of the Fund. He has been employed by the Sub-Adviser (and its predecessor) in portfolio management for more than five years.



--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------



         Yield and total return data may from time to time be included in advertisements about the Fund. "Yield" is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-year period and for the life of the Fund, each through the most recent calendar quarter, represents the average annual compounded rate of return on an investment of $1000 in the Fund at net asset value (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Quotations of yield or total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. See "Investment Performance" in the Statement of Additional Information.


         All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

--------------------------------------------------------------------------------
                  ORGANIZATION AND CAPITALIZATION OF THE TRUST
--------------------------------------------------------------------------------


         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into six series of shares, each representing a different Fund. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each Fund of the Trust except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class, and (ii) when the Trustees have determined that the matter affects one or more Funds, then only shareholders of such Fund or Funds shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in

================================================================================

liquidation of the Fund, are entitled to receive the net assets of the Fund. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of the Fund and therefore is deemed to "control" the Fund within the meaning of the Investment Company Act of 1940.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances and shareholders are entitled to indemnification out of the assets of the Fund for any such liability.

--------------------------------------------------------------------------------
                              SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------



         Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 (617- 225-3800).


         When required by the Investment Company Act of 1940, the Manager's discussion of the performance of the Fund in its most recent fiscal year as well as a comparison of the Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

================================================================================

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA  02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205


TRANSFER AGENT
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 5th Floor
Boston, MA  02116

                               THE DLB FUND GROUP


                      STATEMENT OF ADDITIONAL INFORMATION


                               February 19, 1997


















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectuses of The DLB Fund Group dated February 19, 1997, as amended from time to time, and should be read in conjunction therewith. Each reference to the term "Prospectus" in this Statement of Additional Information shall include all of the Trust's prospectuses, unless otherwise noted. A copy of the Prospectus may be obtained free of charge by writing The DLB Fund Group, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142, or by telephoning (617) 225-3800.




                                Table of Contents
                                -----------------

Caption                                                                   Page
-------                                                                   ----

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS.....................1

INVESTMENT RESTRICTIONS.....................................................1

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS..............................4

MANAGEMENT OF THE TRUST.....................................................6

INVESTMENT ADVISORY AND OTHER SERVICES......................................8

ADDITIONAL INVESTMENT PRACTICES OF THE GLOBAL BOND FUND....................10

ADDITIONAL INVESTMENT PRACTICES OF THE GLOBAL BOND AND
         QUANTITATIVE EQUITY FUNDS -- FUTURES AND OPTIONS..................13

ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND...................17

PORTFOLIO TRANSACTIONS.....................................................20

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES...........................24

INVESTMENT PERFORMANCE.....................................................29

DETERMINATION OF NET ASSET VALUE...........................................31

EXPERTS  ..................................................................31

REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS....................31








             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS

         The investment objective and policies of each of the DLB Fixed Income Fund (the "Fixed Income Fund"), the DLB Global Small Capitalization Fund (the "Global Small Cap Fund"), the DLB Value Fund (the "Value Fund"), the DLB Mid Capitalization Fund (the "Mid Cap Fund"), the DLB Quantitative Equity Fund (the "Quantitative Equity Fund") and the DLB Global Bond Fund (the "Global Bond Fund") (each a "Fund," and collectively the "Funds") of The DLB Fund Group (the "Trust") are set forth in the Trust's Prospectuses.

                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund:

                  (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 331/3% of the value of the Fund's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

                  (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

                  (4) Make loans, except by purchase of debt obligations (including nonpublicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's assets in the case of each Fund.

                  (5) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Funds have no intention of issuing senior securities except as set forth in Restriction 1 above.)

                  (6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

                  (7) Purchase or sell commodities or commodity contracts, including futures contracts, except that the Global Bond Fund and the Quantitative Equity Fund may purchase and sell futures contracts, options, including options on commodities and commodity contracts, and other financial instruments and may enter into foreign exchange transactions.

         Notwithstanding the latitude permitted by Restrictions 1 and 3 above, no Fund has any current intention in the coming year of (a) borrowing money from banks, (b) entering into dollar rolls or (c) investing in real estate investment trusts. In addition, notwithstanding the latitude permitted by Restriction 1 above, no fund, except the Global Bond Fund, has any current intention in the coming year of entering into reverse repurchase agreements. The Global Bond Fund's obligations under reverse repurchase agreements will not exceed 5% of the Fund's net assets.

         It is contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval, to:

                  (a) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                  (b) (All Funds  except the Global  Bond Fund) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Funds (other than the Global Bond
         Fund) have no current intention in the coming year of engaging in short sales or maintaining a short position.

                  (c) Invest in securities of any issuer if officers and Trustees of the Trust and officers and partners of David L. Babson & Co., Inc. (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

                  (d) Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers'
         commissions, or in connection with mergers, consolidations or reorganizations. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies.

                  (e) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Trustees of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

                  (f) Acquire more than 10% of the voting securities of any issuer.

                  (g) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase), except that the Fund may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total assets and so long as no more than 2% of its total assets are invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

                  (h) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (i) Make investments for the purpose of gaining control of a company's management.

         Except as otherwise indicated in Restriction No. 1 or Restriction (e) above, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in any Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or firm commitments) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other assets (including certain foreign currency contracts) held for less than three months; (c) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (d) diversify its holdings so that at the end of each fiscal quarter
(i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         The tax status of each Fund and the distributions which it may make are summarized in the Prospectus under the heading "Taxes." Each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss. It is the policy of each Fund to make distributions sufficient to avoid the imposition of a 4% excise tax on certain undistributed amounts. A shareholder may be limited in its ability to recognize losses on the sale of Fund shares if the shareholder subsequently invests in that Fund or another Fund.

         Certain transactions entered into by a Fund, such as firm commitments and hedging transactions, may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert short-term capital gains or losses into long-term capital gains or losses. Such transactions may therefore affect the amount, timing and character of distributions to shareholders. Qualification requirements noted above may restrict the Fund's ability to engage in such transactions.

         Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company, which tax could not be eliminated by making distributions to Fund shareholders. To avoid this treatment, a Fund may elect to mark to market annually all of its stock in a passive foreign investment company. Alternatively, if a Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Funds do not currently expect to be in the position to make such elections.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the availability of the dividends-received deduction for corporations) and long-term capital gain distributions are taxable to investors as long-term capital gains, whether such dividends or distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from a Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent derived from dividends received by the Fund from domestic corporations that would be entitled to such deduction in the hands of the Fund if it were a regular corporation.

         Certain of the Funds which invest in foreign securities may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.

         If, at the end of the fiscal year, more than 50% of the total assets of any Fund are comprised of securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amount of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of any of the Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Trustees
--------

         *Ronald E. Gwozdz, age 57, has been the Executive Vice President of the Manager since July 1991 and Managing Director of Babson-Stewart Ivory
International since 1994, prior to which he was Senior Vice President of Auburndale Management since January 1990, and before that, President of Plymouth Funds for Fidelity Investments.

         *Peter C. Thompson, age 63, Chairman of the Trustees, is the President, Chief Executive Officer and a Director of the Manager and a Managing Director of Babson-Stewart Ivory International.

         Charles E. Hugel, age 68, serves as a Director of Eaton Corporation, a manufacturer of auto parts, and Pitney Bowes, Inc., a manufacturer of business and office equipment. He is also Chairman of the Board of Trustees of Lafayette College. Mr. Hugel is the former Chairman of Asea Brown Boveri Inc., which principally engages in the manufacture of electrical equipment and the generation, transmission, distribution and transportation of power, the former Chairman, President and Chief Executive Officer of Combustion Engineering, Inc. and a former Executive Vice President of American Telephone and Telegraph Company.

         Richard A. Nenneman, age 67, is the former Editor-in-Chief of The Christian Science Monitor and a former Senior Vice President of Girard Bank. He currently serves as a member of the boards of various civic associations.

         Richard J. Phelps, age 68, is the Chief Executive Officer of Phelps Industries, Inc., a manufacturer of rawhide dog treats. He currently serves as a director of Superior Pet, U.K. and Superior Pet Australia, both manufacturers of rawhide dog treats; Bio-Comp, USA, a manufacturer of fertilizer; MRI Corp., USA; Stockton Baseball Co., USA; and Babson-Stewart Ivory International Fund, Inc.

         *Peter C. Schliemann, age 51, is the Executive Vice President and a Director of the Manager. Mr. Schliemann is the portfolio manager for the Global Small Cap Fund.

*Deemed to be an "interested person" of the Trust and the Manager, as defined by the 1940 Act

Officers
--------

         Ronald E. Gwozdz, President.

         DeAnne B. Dupont, age 42, Treasurer, is the Vice President of the Manager.

         John V. Murphy, age 47, Clerk, is the Executive Vice President, Chief Operating Officer and a Director of the Manager.

         The mailing  address of each of the  officers and Trustees is c/o David
L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they may have held different positions with such employers.

Trustee Compensation Table
--------------------------

         The Trust pays each Trustee a fee for his services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The fees paid to each Trustee by the Trust for the Trust's most recently completed fiscal year are shown below:

                                                      Total Compensation
                           Aggregate                  from Registrant
                           Compensation               and Fund Complex
Name of Trustee            from Registrant*           Paid to Trustees

--------------------------------------------------------------------------------
Ronald E. Gwozdz                 $0                                $0

Charles E. Hugel             11,000                            11,000

Richard A. Nenneman          11,000                            11,000

Richard J. Phelps            11,000                            11,000

Peter C. Schliemann               0                                 0

Peter C. Thompson                 0                                 0

---------------
*Includes an annual retainer and an attendance fee for each meeting attended.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts
--------------------

         The Trust's investment manager, David L. Babson & Co., Inc. (the "Manager"), One Memorial Drive, Cambridge, Massachusetts 02142, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company which is owned by Mass Mutual Holding Company, a holding company and a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company. Massachusetts Mutual Life Insurance Company also currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940. As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. The Manager has entered into a Sub-Advisory Agreement with Babson-Stewart Ivory International ("BSII") with respect to the management of the international component of the Global Small Cap Fund's portfolio and a Sub-Advisory Agreement with Potomac Babson Incorporated ("PBI") with respect to the management of the Global Bond Fund. (BSII and PBI are collectively referred to herein as the "Sub-Advisers".) Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As disclosed in the Prospectus, each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth therein. In addition, the Manager has agreed to waive its fee and to bear certain expenses until further notice to the extent each of the Fund's annual expenses (including the management fee, but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth in the Prospectus. The Sub-Advisers have also agreed to waive a portion of their fees.

         The Funds paid the following management fees during the periods indicated:

1.       FIXED INCOME FUND
         -----------------
                                                                Management
         Fiscal Year                Management Fee Paid         Fee Waived
         -----------                -------------------         ----------

         1995                       $0                          $8,911
         1996                       $23,616                     $23,977

2.       GLOBAL SMALL CAP FUND
         ---------------------
                                                                Management
         Fiscal Year                Management Fee Paid*        Fee Waived
         -----------                --------------------        ----------

         1995                       $0                          $45,284
         1996                       $95,914                     $24,608

3.       VALUE FUND
         ----------
                                                                Management
         Fiscal Year                Management Fee Paid         Fee Waived
         -----------                -------------------         ----------

         1995                       $0                          $24,862
         1996                       $53,072                     $30,836

4.       MID CAP FUND
         ------------
                                                                Management
         Fiscal Year                Management Fee Paid         Fee Waived
         -----------                -------------------         ----------

         1995                       $0                          $26,445
         1996                       $37,317                     $37,918

5.       GLOBAL BOND FUND
         ----------------
                                                                Management
         Fiscal Year                Management Fee Paid **      Fee Waived
         -----------                ----------------------      ----------

         1996                       $48,407                     $17,775

--------
         * Under the relevant Sub-Advisory Agreement, for fiscal years 1995 and 1996 (i) the Manager paid BSII a fee of $17,572 and $47,957, respectively, and
(ii) BSII waived a portion of its fees in an amount equal to $4,393 and $12,304, respectively.
         ** Under the relevant Sub-Advisory Agreement, the Manager paid PBI a fee of $41,953 and PBI waived a portion of its fees in an amount equal to $25,856.

6.       QUANTITATIVE EQUITY FUND
         ------------------------
                                                              Management
         Fiscal Year              Management Fee Paid         Fee Waived
         -----------              --------------------        ----------

         1996                     $24,714                     $9,094

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract has an initial two-year term and will continue in effect thereafter indefinitely so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         The  Sub-Advisory   Agreements  contain  provisions  similar  to  those
contained in the Management Contracts.

         Custodial Arrangements. Investors Bank & Trust Company ("IBT") serves as the Trust's custodian on behalf of the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

             ADDITIONAL INVESTMENT PRACTICES OF THE GLOBAL BOND FUND

         As described in its Prospectus, the Global Bond Fund can engage in foreign currency exchange transactions and may invest in indexed securities. The following sections provide more detailed information about these practices.

         Foreign Currency Transactions. The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use indexed securities and options and futures contracts relating to foreign currencies for the same purposes.

         When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager or the relevant Sub-Adviser.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pounds sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investments denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. To the extent required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts.

         Successful use of currency management strategies will depend on the Manager's or relevant Sub-Adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Manager or relevant Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Manager or relevant Sub-Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Manager or relevant Sub-Adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Manager or relevant Sub-Adviser increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Manager's or Sub-Adviser's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

         Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate- term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

             ADDITIONAL INVESTMENT PRACTICES OF THE GLOBAL BOND AND
                QUANTITATIVE EQUITY FUNDS -- FUTURES AND OPTIONS

      As described in their Prospectuses, the Global Bond and Quantitative Equity Funds can engage in a variety of transactions using futures and options. The following sections provide more detailed information about these practices.

         Asset Coverage for Futures and Options Positions. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Combined   Positions.   A  Fund  may  purchase  and  write  options  in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         Limitations on Futures and Options Transactions. The Funds have filed notices of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act. To the extent the Funds do not engage in commodity futures or commodity options for "bona fine" hedging purposes, the Rule requires each Fund to limit the initial margin and premiums paid to establish such positions to 5% of net assets. The amount by which a commodity option is "in the money" is excluded for these purposes.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

         Options and Futures  Relating to Foreign  Currencies  (Global Bond Fund
only).  Currency  futures  contracts  are similar to forward  currency  exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right

(but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

            ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND

         In addition to the investment practices described in detail in the Fund's Prospectus under the heading "Investment Objectives and Policies and Associated Risks - Fixed Income Fund," the Fixed Income Fund may also engage, to a limited extent, in the following investment practices, which are identified in the Prospectus and more fully described below. The Fund currently intends to invest less than 5% of its net assets in each of these instruments in the coming year.

         Strips and Residuals. The Fund may invest in stripped mortgage-backed securities which are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. Prepayments could result in losses on such stripped mortgage-backed securities. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Stripped mortgage-backed securities may have limited liquidity. The Fund may also invest in IO or PO strips relating to other types of fixed income securities, such as asset-backed securities. Such investments would be subject similar to risks similar to those described above.

         Residuals also involve the additional risk of loss of the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO (as defined in the Prospectus) bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

         Zero Coupon Securities. The Fund may invest in "zero coupon" fixed income securities. The Fund is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non- zero coupon fixed income securities of comparable quality and maturity.

         Indexed Securities. The Fund may purchase securities the redemption values and/or the coupons of which are indexed to the prices of other securities, securities indices, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instrument.

         Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage because they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

         Loans and Other Direct Debt Instruments. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interest with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may have to rely on the agent to collect and pass on to the Fund any payments received from the borrower and to apply appropriate credit remedies against a borrower. When the Fund is required to rely upon a financial institution to pass on to the Fund principal and interest, the Fund will evaluate the creditworthiness of such financial institution as well as the creditworthiness of the borrower.

         Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

         Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return.

         Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparties to secure their obligation to redeliver the securities.

         Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

         The Fund will establish segregated accounts with its custodian in which it will maintain assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.

                             PORTFOLIO TRANSACTIONS

         Investment Decisions

         Investment decisions for the Funds and for the other investment advisory clients of the Manager and the Sub-Advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Brokerage and Research Services

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fixed Income Fund and the Global Bond Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Manager and the Sub-Advisers may receive brokerage and research services and other similar services from many broker-dealers with which the Manager and the Sub-Advisers place the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services may include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Manager's or Sub-Adviser's investment professionals. Where the services referred to above are not used exclusively by the Manager or a Sub-Adviser for research purposes, the Manager or Sub-Adviser, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-research use. Some of these services may be of value to the Manager, the Sub-Advisers or their affiliates in advising various of their clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds or any particular Fund. The management fee paid by each Fund is not reduced because the Manager, the Sub-Advisers or their affiliates may receive these services even though the Manager or the Sub-Advisers might otherwise be required to purchase some of these services for cash.

         The Manager and Sub-Advisers each place orders for the purchase and sale of portfolio investments for the Funds and buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Manager and the Sub-Advisers use their best efforts to obtain for the Funds the most favorable price and execution available, except to the extent they may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager and the Sub-Advisers, having in mind each Fund's best interests, consider all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by each Management Contract or, as applicable, the Sub-Advisory Agreements, the Manager and the Sub-Advisers may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Manager or Sub-Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's or the Sub-Adviser's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly the Manager and the Sub-Advisers will use their best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         The  following   tables  show   brokerage   commissions   on  portfolio
transactions paid by each Fund during the fiscal periods indicated.

1.       FIXED INCOME FUND
         -----------------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------

         1995                                   $0
         1996                                   $0

2.       GLOBAL SMALL CAP FUND
         ---------------------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------

         1995                                   $38,917
         1996                                   $26,636

3.       VALUE FUND
         -----------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------

         1995                                   $16,731
         1996                                   $15,351

4.       MID CAP FUND
         ------------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------

         1995                                   $18,964
         1996                                   $14,880

5.       GLOBAL BOND FUND
         -----------------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------

         1996                                   $964


6.       QUANTITATIVE EQUITY FUND
         ------------------------

         Fiscal Year                            Brokerage Commissions
         -----------                            ---------------------



         1996                                   $5,791



The following tables show transactions placed by each Fund with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services.

1.    FIXED INCOME FUND
      -----------------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $0                                      0%                        $0

2.    GLOBAL SMALL CAP FUND
      ---------------------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $191,428                              .09%                   $1,014

3.    VALUE FUND
      -----------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $2,276,006                           1.69%                   $5,970

4.    MID CAP FUND
      -----------------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $502,449                              .37%                   $2,610

5.    GLOBAL BOND FUND
      -----------------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $0                                      0%                   $0

6.    QUANTITATIVE EQUITY FUND
      ------------------------

      Dollar Value of               Percent of                     Amount of
      Those Transactions            Total Transactions             Commissions
      ------------------            ------------------             -----------

      $0                                      0%                   $0

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated August 1, 1994. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts.
The fiscal year for each Fund ends on December 31.

         Each share of each Fund represents an equal proportionate interest in such Fund. Shares of the Trust do not have any preemptive rights. Upon liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

Voting Rights
-------------

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objective, policies or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Upon written request by the holders of at least 10% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). In addition, shareholders of the Trust holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the

Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

At January 31, 1997, except as noted below, the officers and trustees of the Trust did not own any shares of any Fund, and, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of any Fund.

1.       FIXED INCOME FUND
         -----------------

         Shareholder Name                                     Percentage
         and Address                                          Owned
         -----------                                          ---------

         Massachusetts Mutual Life                              37.8%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co. Pension                          18.6%
         and Profit Sharing Plan
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

         Haley & Aldrich                                        23.0%
         c/o Baybank
         7 New England Executive Park
         Burlington, MA  01803

         Freeland Enterprises                                    5.6%
         P.O. Box 301040
         Escondido, CA  92030

2.       GLOBAL SMALL CAP FUND
         ---------------------

         Shareholder Name                                       Percentage
         and Address                                            Owned
         -----------                                            -----

         Massachusetts Mutual Life                              91.2%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co. Pension                          7.9%
         and Profit Sharing Plan
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

3.       VALUE FUND
         -----------

         Shareholder Name                                      Percentage
         and Address                                           Owned
         -----------                                           ----------

         Massachusetts Mutual Life                             65.6%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         Universal Cooperatives                                17.1%
         c/o Norwest Bank MN NA
         6th & Marquette
         Minneapolis, MN  55479


         David L. Babson & Co. Pension                         10.1%
         and Profit Sharing Plan
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

         Light & Co.                                            5.0%
         FBO York Foundation
         First National Bank of Maryland
         P.O. Box 1596
         Baltimore, MD  21203

         Officers and Trustees                                  1.3%
           as a Group
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

4.       MID CAP FUND
         -------------

         Shareholder Name                                     Percentage
         and Address                                          Owned
         -----------                                          ----------

         Massachusetts Mutual Life                              92.0%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co. Pension                           7.7%
         and Profit Sharing Plan
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

5.       GLOBAL BOND FUND
         ----------------

         Shareholder Name                                     Percentage
         and Address                                          Owned
         -----------                                          ----------

         Massachusetts Mutual Life                               96.9%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

6.       QUANTITATIVE EQUITY FUND
         ------------------------

         Shareholder Name                                       Percentage
         and Address                                            Owned
         -----------                                            -----

         Massachusetts Mutual Life                               89.5%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co. Pension                            5.4%
         and Profit Sharing Plan
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142

         Officers and Trustees                                   0.90%
           as a Group
         c/o David L. Babson & Co., Inc.
         One Memorial Drive
         Cambridge, MA  02142


                             INVESTMENT PERFORMANCE

Standard Performance Measures for the period ended December 31, 1996.

1.       FIXED INCOME FUND
         ------------------
                                    Average Annual
         One-Year                   Total Return
         Total Return               Since Inception               Yield
         ------------               ---------------               -----

         3.70%                          7.16%                     6.33%

2.       GLOBAL SMALL CAP FUND
         ---------------------
                                    Average Annual
         One-Year                   Total Return
         Total Return               Since Inception
         ------------               ---------------

         9.85%                          9.64%

3.       VALUE FUND
         -----------
                                    Average Annual
         One-Year                   Total Return
         Total Return               Since Inception
         ------------               ---------------

         23.99%                         22.34%

4.       MID CAP FUND
         ------------
                                    Average Annual
         One-Year                   Total Return
         Total Return               Since Inception
         ------------               ---------------

         14.75%                         16.91%

5.       GLOBAL BOND FUND
         ----------------

         Total Return
         Since Inception            Yield
         ---------------            -----

         3.21%                      5.43%


6.       QUANTITATIVE EQUITY FUND
         ------------------------

         Total Return
         Since Inception
         ---------------

         18.51%

         Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owend at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Average Annual Total Return is the annual compounded percentage change in the value of the amount invested in the Fund from the beginning until the end of the stated period.

         Yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Fund is generally calculated using the yield to maturity (or first expected call date) on such obligations based on their market values (or, in the case of receivables-backed securities such as securities issued by the Government National Mortgage Association, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.

         The inception dates for the Funds are as follows: Fixed Income Fund, July 25, 1995; Global Small Cap Fund, July 19, 1995; Value Fund, July 25, 1995; Mid Cap Fund, July 25, 1995; Global Bond Fund, August 26, 1996; and Quantitative Equity Fund, August 26, 1996.

                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, except on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund, the net asset value of each Fund share is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday and Memorial Day.

                                     EXPERTS

         The financial statements of the Fixed Income Fund, the Global Small Cap Fund, the Value Fund, the Mid Cap Fund, the Global Bond Fund and the Quantitative Equity Fund as of December 31, 1996 appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, the Trust's independent auditors, as set forth in each of their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

             REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

DELOITTE &
 TOUCHE LLP
                                              ----------------------------------
                                              DLB Fixed Income
                                              Fund

                                              Financial Statements for the
                                              Year Ended December 31, 1996 and
                                              for the Period from July 25, 1995
                                              (Commencement of Operations) to
                                              December 31, 1995





--------------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL





DLB FIXED INCOME FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                                       1


FINANCIAL STATEMENTS:

      Portfolio of Investments as of December 31, 1996                                            2-4

      Statement of Assets and Liabilities as of December 31, 1996                                  5

      Statement of Operations for the Year Ended December 31, 1996                                 6

      Statements of Changes in Net Assets for the Year Ended December 31, 1996 and the Period from July 25, 1995 (commencement of operations) to December 31, 1995 7

      Financial Highlights for the Year Ended December 31, 1996 and the Period from July 25, 1995 (commencement of operations) to December 31, 1995 8

      Notes to Financial Statements                                                               9-11






DELOITTE &
 TOUCHE LLP
-----------
       [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111




INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and
 Shareholders of DLB Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Fixed Income Fund (a separate series of The DLB Fund Group) as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1996 and for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Fixed Income Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
February 5, 1997








--------------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
--------------------



DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
BONDS - 91.4%


    MOODY'S
     RATING                                                                                       PRINCIPAL
   (UNAUDITED)                     ISSUER                                                           AMOUNT         VALUE

                          US GOVERNMENT - 28.0%
       AAA                   US Treasury, 8.50%, 1997                                           $    150,000     $ 151,688
       AAA                   US Treasury, 8.875%, 1997                                               450,000       462,092
       AAA                   US Treasury, 7.875%, 1998                                               450,000       459,986
       AAA                   US Treasury, 6.375%, 1999                                               100,000       100,937
       AAA                   US Treasury, 7.50%, 1999                                                375,000       388,946
       AAA                   US Treasury, 6.25%, 2000                                                100,000       100,375
       AAA                   US Treasury, 6.25%, 2001                                                175,000       175,165
       AAA                   US Treasury, 7.50%, 2002                                                500,000       528,670
       AAA                   US Treasury, 11.625%, 2002                                              500,000       630,545
       AAA                   US Treasury, 6.25%, 2003                                                350,000       349,563
       AAA                   US Treasury, 5.875%, 2004                                               150,000       146,039
       AAA                   US Treasury, 10.375%, 2012                                              250,000       321,947
       AAA                   US Treasury, 8.125%, 2019                                               350,000       404,852
       AAA                   US Treasury, 8.125%, 2021                                                50,000        58,016
                                                                                                              -------------

                                                                                                                 4,278,821
                                                                                                              -------------

                         US FEDERAL AGENCY - 2.3%

       GOV                   Federal Home Loan Banks, 7.26%, 1999                                    100,000       100,906
                                                                                                              -------------

                         MORTGAGES - 23.5%
       GOV                   FHLMC, 6.30%, 1999                                                      250,000       249,453
       AAA                   FHLMC Gold Pool #M90449, 5.50%, 1999                                    481,800       469,514
       AAA                   FHLMC Gold Pool #G00143, 7.50%, 2005                                     66,339        66,720
       AAA                   FNMA Pool #346537, 6.00%,2011                                           504,999       485,632
       AAA                   GNMA Pool #410343, 7.50%, 2011                                          736,056       749,915
       AAA                   GNMA Pool #423828, 6.00%, 2011                                          505,000       487,683
       AAA                   GNMA Pool #377614, 7.50%, 2025                                          494,251       495,121
       AAA                   GNMA Pool #357262, 7.50%, 2023                                          433,228       435,208
       AAA                   Green Tree Financial Corporation, 1995-3 A4, 7.05%, 2025                100,000       101,500
       AAA                   Green Tree Financial Corporation, 1992 A3, 6.90%, 2027                  200,000       198,313
       BAA3                  Green Tree Financial Corporation, 1994-A, 6.90%, 2004                    26,972        26,900
       BAA3                  Green Tree Financial Corporation, 1995-A, 7.25%, 2005                    69,461        69,378
                                                                                                              -------------

                                                                                                                 3,835,337
                                                                                                              -------------




                                        2







BONDS (CONTINUED)

    MOODY'S
     RATING                                                                                        PRINCIPAL
(UNAUDITED)                               ISSUER                                                     AMOUNT        VALUE

                         INTERNATIONAL - 8.2%
       BAA1                  Southern Investments UK, 6.375%, 2001                                  $200,000 $     197,380
       BAA2                  Canadian National Railroad, 7.00%, 2004                                 500,000       491,045
        A2                   Province of Quebec, 6.50%, 2006                                         350,000       337,694
       AA3                   Province of Ontario, 6.00%, 2006                                        125,000       118,906
       AA3                   Province of Ontario, 15.75%, 2012                                       100,000       108,090
                                                                                                              -------------

                                                                                                                 1,253,115
                                                                                                              -------------

                         BANK - 3.5%
        A2                   Suntrust Banks, Inc., 6.00%, 2026                                       250,000       235,075
        A1                   Chase Capital, 7.67%, 2026                                              100,000        97,777
       AA2                   J.P. Morgan Capital Trust, 7.54%, 2027                                  200,000       195,458
                                                                                                              -------------

                                                                                                                   528,310
                                                                                                              -------------

                         FINANCIAL - 2.5%
        A1                   Ford Capital BV, 10.125%, 2000                                          100,000       111,592
        A1                   Ford Motor Credit Corp., 8.20%, 2002                                    250,000       265,405
                                                                                                              -------------

                                                                                                                   376,997
                                                                                                              -------------

                         INDUSTRIAL - 19.4%
        A3                   Chrysler Corp., 10.40%, 1999                                            100,000       102,496
        A3                   Ryder System Inc., 8.45%, 1999                                          100,000       105,158
        A2                   Sears, Roebuck & Co., 6.50%, 2000                                       100,000       100,052
        A3                   General Motors Corp., 9.625%, 2000                                      200,000       220,752
        A1                   Aluminum Company of America, 5.75%, 2001                                400,000       387,644
       BAA1                  Comdisco, Inc., 6.735%, 2001                                            200,000       196,780
        A2                   Phillip Morris Companies, Inc., 6.80%, 2003                             175,000       172,561
        A3                   Cardinal Health, Inc., 6.50%, 2004                                      400,000       392,528
       BA1                   Tele-Communications Inc., 8.65%, 2004                                    70,000        70,344
        A3                   Lockheed Martin Corp., 7.70%, 2008                                      150,000       156,935
        A1                   Ford Motor Co., 7.25%, 2008                                             300,000       302,496
       BA1                   Tele-Communications Inc., 7.875%, 2013                                   30,000        27,617
        A3                   Lockheed Martin, 7.65%, 2016                                            250,000       258,603
       BAA3                  Time Warner Entertainment, 8.375%, 2023                                  50,000        50,694
       BAA2                  American Stores Company, 8.00%, 2026                                    110,000       112,930
       BAA1                  Champion International Corp., 7.20%, 2026                               300,000       299,357
                                                                                                              -------------

                                                                                                                 2,956,947
                                                                                                              -------------





                                        3






          BONDS (CONTINUED)

    MOODY'S
     RATING                                                                                         PRINCIPAL
(UNAUDITED)                           ISSUER                                                         AMOUNT       VALUE

                         TRANSPORTATION - 4.0%
        A3                   CSX Corp., 9.50%, 2000                                               $  100,000  $    109,056

        A3                   CSX Corp., 9.00%, 2006                                                  200,000       225,240
        A2                   Southern Pacific Rail Corp., 8.66%, 2011                                145,000       157,212
       BAA1                  United Air Lines Inc., 7.27%, 2013                                      125,000       121,039
                                                                                                              -------------

                                                                                                                   612,547
                                                                                                              -------------

                             Total bonds (identified cost, $14,035,484)                                         13,942,980

                         REPURCHASE AGREEMENT -  7.8%
                             Bank of New York, dated 12/31/96, due
                             1/2/97 (secured by $1,227,000 U.S. Treasury
                             Notes, due 1/31/01, market value $1,220,865)                          1,195,700     1,195,700
                                                                                                              -------------

                             Total Investments (identified cost, $15,231,184)                                   15,138,680


                             Other assets, less liabilities - 0.8%                                                 121,865
                                                                                                              -------------

                             NET ASSETS - 100%                                                                 $15,260,545
                                                                                                              =============


                             See notes to financial statements.





                                        4









DLB FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $15,231,184)                                    $15,138,680
      Interest receivable                                                                         214,530
                                                                                             ------------

                Total assets                                                                   15,353,210
                                                                                             ------------

LIABILITIES:
      Payable for investments purchased                                                            10,822
      Distributions payable                                                                        67,931
      Management fees payable                                                                       5,059
      Accrued expenses                                                                              8,853
                                                                                             ------------

                Total liabilities                                                                  92,665
                                                                                             ------------

NET ASSETS                                                                                    $15,260,545
                                                                                             ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $15,393,498
      Unrealized depreciation on investments                                                      (92,504)
      Accumulated net realized loss on investments                                                (34,783)
      Accumulated distributions in excess of  net investment income                                (5,666)
                                                                                             ------------

                Total                                                                         $15,260,545
                                                                                             ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       1,509,154
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE (NET ASSETS + SHARES OF BENEFICIAL INTEREST
 OUTSTANDING)                                                                                $      10.11
                                                                                             ============



See notes to financial statements.






                                        5





DLB FIXED INCOME FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------

INTEREST INCOME                                                                                  $821,911
                                                                                                 --------

EXPENSES:
      Management fee                                                                               47,593
      Custodian fee                                                                                54,866
      Legal fees                                                                                   34,775
      Accounting and audit fees                                                                    24,500
      Printing fees                                                                                19,776
      Registration costs                                                                            8,529
      Trustees' fees                                                                                7,375
                                                                                                 --------

                Total expenses                                                                    197,414

      Reduction of expenses by investment manager                                                (132,102)
                                                                                                 --------

                Net expenses                                                                       65,312
                                                                                                 --------

                Net investment income                                                             756,599
                                                                                                 --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Realized loss (identified cost basis)                                                       (34,750)

      Change in unrealized depreciation                                                          (225,496)
                                                                                                 --------

                Net realized and unrealized loss on investments                                  (260,246)
                                                                                                 --------

                Increase in net assets from operations                                           $496,353
                                                                                                 ========







See notes to financial statements.




                                        6





DLB FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------


                                                                           Year Ended       Period Ended
                                                                          December 31,      December 31,
                                                                              1996              1995 *
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                                $     756,599      $    138,911
     Net realized gain (loss) on investments                                    (34,750)           53,226
     Net unrealized appreciation (depreciation) on investments                 (225,496)          132,992
                                                                            ------------       ----------

               Increase in net assets from operations                           496,353           325,129
                                                                            ------------       ----------

  Distributions declared to shareholders:
     From net investment income                                                (756,599)         (138,911)
     In excess of net investment income                                          (5,699)
                                                                                                (316)
     From net realized gain on investments                                        --              (53,159)
                                                                            ------------       ----------

               Total distributions declared to shareholders                    (762,298)         (192,386)
                                                                            ------------       ----------

  Fund share (principal) transactions:
     Net proceeds from sale of shares                                        10,052,530         5,000,000
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                            694,367           192,386
     Cost of shares reacquired                                                 (545,546)             --
                                                                            ------------       ----------

               Increase in net assets from Fund share transactions           10,201,351         5,192,386
                                                                            ------------       ----------

               Total increase in net assets                                   9,935,406         5,325,129

NET ASSETS:
  At beginning of period                                                      5,325,139                10
                                                                            ------------       ----------

  At end of period (including accumulated distributions in excess of
     net investment income of $5,666 and $0, respectively)                  $15,260,545        $5,325,139
                                                                            ============       ==========



* For the period from July 25, 1995 (commencement of operations) to December 31, 1995.



See notes to financial statements.






                                        7





DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Year Ended        Period Ended
                                                                            December 31,      December 31,
                                                                                1996                 1995 **
                                                                           ---------------   ---------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                                         $10.26            $10.00
                                                                               -------            ------

  Income from investment operations:
     Net investment income                                                         .53               .28
     Net realized and unrealized gain (loss) on investments                       (.15)              .37
                                                                               -------            ------

               Total income from investment operations                             .38               .65
                                                                               -------            ------

  Less distributions declared to shareholders:
     From net investment income (1)                                               (.53)             (.28)
     From net realized gain on investments                                          --              (.11)
                                                                               -------            ------

               Total distributions declared to shareholders                       (.53)             (.39)
                                                                               -------            ------

  Net asset value - end of period                                               $10.11            $10.26
                                                                               =======            ======

  Total Return                                                                   3.70%             14.75%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                      .55%               .55%*
     Ratio of net investment income to average net assets                        6.36%              6.24%*
     Portfolio turnover                                                            65%
                                                                                                      42%
     Net assets at end of period (000 omitted)                                 $15,261            $5,325

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed .55% of average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund and had 1995 expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                       $.44               $.19

     Ratios (to average net assets):
       Expenses                                                                  1.66%              2.50%*
       Net investment income                                                     5.25%              4.33%*


 *    Annualized.
 **   For the period from July 25, 1995  (commencement  of  operations) to December 31, 1995.
 (1)  Distributions in excess of net investment income for the year ended December 31, 1996 were less than
      $.01 per share.


See notes to financial statements.






                                        8







DLB FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Fixed Income Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a
         Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable that Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had $34,783 in capital loss carryforwards which expire December 31, 2004. Capital loss carryovers will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.




                                        9





         The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the year ended December 31, 1996, $33 was reclassified to accumulated net realized loss from accumulated distributions in excess of net investment income due to differences between financial reporting and tax accounting for realized gains on investment transactions. This change had no effect on net assets or net asset value per share.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of .40% of average daily net assets.

         For the year ended December 31, 1996, the management fee amounted to $47,593, of which $23,977 was waived by DLB. Additionally, $108,125 of Fund expenses were borne by DLB.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                       Purchases             Sales
                                                                      -------------        ------------

          U.S. Government securities                                   $  6,092,004         $3,282,519
                                                                      =============        ============

          Investments (non-U.S. government securities)                  $10,148,613         $3,692,030
                                                                      =============        ============



                                       10





         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                        $15,231,184
                                                              =============

          Gross unrealized depreciation                      $     (160,643)
          Gross unrealized appreciation
                                                                     68,139
                                                              -------------

          Net unrealized depreciation                        $      (92,504)
                                                              =============


5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                      Year Ended         Period Ended
                                                                     December 31,        December 31,
                                                                        1996                1995
                                                                 ------------------- ------------------

          Shares sold                                                    974,836             500,000
          Shares issued to shareholders in reinvestment
            of distributions                                              68,681              18,788
          Redemptions                                                    (53,152)             --
                                                                        ---------          ---------

            Net increase                                                 990,365             518,788
                                                                        =========          =========






                                       11




DELOITTE &
 TOUCHE LLP
-----------
    [LOGO]                                    ----------------------------------
                                              DLB GLOBAL SMALL
                                              CAPITALIZATION FUND

                                              Financial Statements for the
                                              Year Ended December 31, 1996 and
                                              for the Period from July 19, 1995
                                              (Commencement of Operations) to
                                              December 31, 1995






---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------







DLB GLOBAL SMALL CAPITALIZATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                                       1

FINANCIAL STATEMENTS:

      Portfolio of Investments as of December 31, 1996                                            2-8

      Statement of Assets and Liabilities as of December 31, 1996                                  9

      Statement of Operations for the Year Ended December 31, 1996                                 10

      Statements of Changes in Net Assets for the Year Ended December 31, 1996 and the Period from July 19, 1995 (commencement of operations) to December 31, 1995 11

      Financial Highlights for the Year Ended December 31, 1996 and the Period from July
        19, 1995 (commencement of operations) to December 31, 1995                                 12

      Notes to Financial Statements                                                              13-17





DELOITTE &
 TOUCHE LLP
------------
     [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111




INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and
 Shareholders of DLB Global Small Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Global Small Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1996 and for the period from July 19, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Global Small Capitalization Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles .


Deloitte & Touche LLP
February 5, 1997










---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------







DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 98.4%

ISSUER                                                                            SHARES              VALUE

CHEMICALS - 1.7%
          Calgon Carbon Corporation                                                9,200           $     112,700
          M.A. Hanna Company                                                       4,500                  98,438
                                                                                                   --------------

                                                                                                         211,138
                                                                                                   --------------

METALS & MINING - 1.9%
          Calmat Co.                                                               6,400                 120,000
          Martin Marietta Materials, Inc.                                          5,100                 118,575
                                                                                                   --------------

                                                                                                         238,575
                                                                                                   --------------

PAPER & FOREST PRODUCTS - 0.9%
          Albany International Corp.                                               4,800                 111,000
                                                                                                   --------------

AEROSPACE - 1.0%
          EG&G, INC.                                                               6,000                 120,750
                                                                                                   --------------

CONSTRUCTION - 1.0%
          Southdown, Inc.                                                          4,300                 133,838
                                                                                                   --------------

MACHINERY & EQUIPMENT - 4.1%
          BW/IP, Inc.                                                              7,600                 125,400
          Elsag Bailey *                                                           7,100                 133,125
          Harsco Corp.                                                             2,000                 137,000
          Trinity Industries, Inc.                                                 3,300                 123,750
                                                                                                   --------------

                                                                                                         519,275
                                                                                                   --------------

APPAREL - TEXTILE - 1.9%
          National Service Industries, Inc.                                        3,700                 138,288
          Stride Rite Corporation                                                 10,300                 103,000
                                                                                                   --------------

                                                                                                         241,288
                                                                                                   --------------

AUTO PARTS MANUFACTURERS - 2.7%
          Armor All Products Corporation                                           6,800                 129,200
          Bandag, Incorporated, Class A                                            2,100                  96,075
          Standard Products Company                                                4,400                 112,200
                                                                                                   --------------

                                                                                                         337,475
                                                                                                   --------------


                                        2





COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                            SHARES              VALUE

FURNITURE & APPLIANCES - 3.0%
          Herman Miller, Inc.                                                      3,300           $     186,863
          La-Z-Boy Inc.                                                            3,500                 103,250
          Stanhome Inc.                                                            3,100                  82,150
                                                                                                   --------------

                                                                                                         372,263
                                                                                                   --------------

PRINTING & PUBLISHING - 1.9%
          Central Newspapers, Inc., Class A                                        3,300                 145,200
          Lee Enterprises, Inc.                                                    4,200                  97,650
                                                                                                   --------------

                                                                                                         242,850
                                                                                                   --------------

RETAIL - GENERAL - 1.0%
          Fred Meyer, Inc.*                                                        3,700                 131,350
                                                                                                   --------------

RETAIL - SPECIALTY - 1.4%
          Charming Shoppes, Inc.*                                                 15,600                  78,975
          Fingerhut Companies, Inc.                                                7,600                  93,100
                                                                                                   --------------

                                                                                                         172,075
                                                                                                   --------------

WHOLESALERS - 0.8%
          Waban Inc.*                                                              3,700                  96,200
                                                                                                   --------------

FOOD PRODUCERS - 1.8%
          Dean Foods Company                                                       3,500                 112,875
          Ralcorp Holdings, Inc.*                                                  5,300                 111,963
                                                                                                   --------------

                                                                                                         224,838
                                                                                                   --------------

COSMETIC & TOILETRY - 0.9%
          Alberto-Culver Company, Class A                                          2,600                 107,250
                                                                                                   --------------

TOBACCO - 1.2%
          Dimon Inc.                                                               6,700                 154,938
                                                                                                   --------------

COAL, GAS & PIPE - 1.9%
          Cabot Oil & Gas Corp., Class A                                           6,200                 106,175
          Nabors Industries, Inc.*                                                 6,600                 127,050
                                                                                                   --------------

                                                                                                         233,225
                                                                                                   --------------

EXPLORATION & DRILLING - 1.1%
          Global Industrial Technologies, Inc.*                                    6,200                 137,175
                                                                                                   --------------

OIL - DOMESTIC - 0.9%
          Quaker State Corp.                                                       7,800                 110,175
                                                                                                   --------------





                                        3




COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                            SHARES              VALUE

BANKS - 3.0%
          Dime Bancorp, Inc.*                                                      5,700          $       84,075
          First Security Corp.                                                     4,350                 146,813
          Glendale Federal Bank, FSB*                                              6,400                 148,800
                                                                                                   --------------

                                                                                                         379,688
                                                                                                   --------------

INSURANCE COMPANIES - 3.3%
          Arthur J. Gallagher & Co.                                                2,600                  80,600
          Hartford Steam Boiler                                                    2,200                 102,025
          Western National Corp.                                                   6,600                 127,050
          Willis Corroon Group **                                                  8,800                 101,200
                                                                                                   --------------

                                                                                                         410,875
                                                                                                   --------------

COMPUTER RELATED - 0.8%
          Gerber Scientific, Inc.                                                  6,700                  99,663
                                                                                                   --------------

ELECTRONICS & INSTRUMENTS -1.1%
          Intergraph Corporation*                                                  8,000                  82,000
          Scitex Corp. Ltd.                                                        7,400                  70,300
                                                                                                   --------------

                                                                                                         152,300
                                                                                                   --------------

OFFICE EQUIPMENT - 1.2%
          Wallace Computer Services, Inc.                                          4,400                 151,800
                                                                                                   --------------

TELECOMMUNICATIONS - 0.5%
          Octel Communications Corp.*                                              3,700                  64,750
                                                                                                   --------------

TRUCKING & SHIPPING - 1.4%
          Alexander & Baldwin Inc.                                                 4,100                 102,500
          J.B. Hunt Transport Services, Inc.                                       5,000                  70,000
                                                                                                   --------------

                                                                                                         172,500
                                                                                                   --------------

NATURAL GAS - 0.7%
          Equitable Resources, Inc.                                                3,100                  92,225
                                                                                                   --------------





                                                          4





COMMON AND PREFERRED STOCKS (CONTINUED)

FOREIGN - 55.3%

ISSUER                                                                            SHARES              VALUE

      UNITED KINGDOM
          Allied Colloids Group PLC                                               57,728           $     119,091
          Peter Black Holdings PLC                                                19,000                 105,716
          N. Brown Group PLC                                                      20,000                 154,080
          Devro International PLC                                                 26,000                 119,737
          Eurotherm PLC                                                            8,000                  70,534
          Fairey Group PLC                                                        11,300                 112,011
          Seton Healthcare Group                                                  13,000                 101,265
          Spirax-Sarco Engineering PLC                                            12,000                 137,645
          Takare                                                                  33,598                  78,227
          Unichem PLC                                                             21,300                  89,523
                                                                                                   --------------

                                                                                                       1,087,829
                                                                                                   --------------

      BELGIUM
          Colruyt SA                                                                 450                 206,227
                                                                                                   --------------

      FRANCE
          Bioblock Scientific                                                      2,500                 163,729
          Brioche Pasquier                                                         1,000                 127,901
          Guilbert SA                                                              1,200                 234,614
          Societe Manutan                                                          2,000                 204,180
          Spir Communication                                                       1,400                 133,191
          Virbac                                                                   1,200                 142,618
                                                                                                   --------------

                                                                                                       1,006,233
                                                                                                   --------------

      GERMANY
          Rhoen-Klinikum AG                                                        1,200                 128,140
          SKW Trostberg AG                                                         6,000                 162,843
          Sto AG-OS Vorzugs**                                                        250                 117,657
                                                                                                   --------------

                                                                                                         408,640
                                                                                                   --------------

      ITALY
          Gewiss SPA                                                              10,000                 131,666
          Industrie Natuzzi SPA**                                                  3,740                  86,020

                                                                                                   --------------

                                                                                                         217,686
                                                                                                   --------------



                                        5






COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                            SHARES              VALUE

FOREIGN (CONTINUED)


      NETHERLANDS
          Grolsch NV                                                               3,350           $     129,830
          Nutricia Verenidge Bedrijven NV                                          1,300                 197,391
                                                                                                   --------------

                                                                                                         327,221
                                                                                                   --------------

      SWEDEN
          Cardo AB                                                                 5,000                 138,023
                                                                                                   --------------

      SWITZERLAND
          Fotolabo SA                                                                500                 194,030
          Phoenix Mecano                                                             300                 156,716
                                                                                                   --------------

                                                                                                         350,746
                                                                                                   --------------

      AUSTRALIA
          United Construction Group Ltd.                                          76,562                 118,601
                                                                                                   --------------

      NEW ZEALAND
          Guiness Peat Group PLC                                                 187,550                 108,546
                                                                                                   --------------

      JAPAN
          Aim Services Company Ltd.                                                5,000                  95,152
          Canon Aptex Inc.                                                         6,050                  81,792
          Chodai Co. Ltd.                                                          4,400                 107,604
          Daiwa Industries Ltd.                                                   12,000                  94,963
          FCC Co. Ltd.                                                             3,000                  81,374
          Fujimi Incorporated                                                      1,000                  53,733
          Fukuda Denshi                                                            5,000                 109,791
          Harada Industry Company                                                  3,000                  41,075
          Kanematsu Electronics                                                   10,000                  74,055
          Maruko Co. Ltd.                                                          2,700                  90,442
          Mirai Industry Co. Ltd.                                                  3,000                  81,374
          Nihon Jumbo Co. Ltd.                                                     5,160                 179,509
          Nissen                                                                      30                     209
          Royal Ltd.                                                               4,400                 100,405
          Toami Corporation                                                        7,000                  69,922
          Xebio Co. Ltd.                                                           4,000                 118,832
          Yamaichi Electronics CP Ltd.                                             2,000                  38,750
                                                                                                   --------------

                                                                                                       1,418,982
                                                                                                   --------------





                                        6





COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                            SHARES              VALUE

FOREIGN (CONTINUED)

      HONG KONG
          CDL Hotels International                                               195,000           $     111,555
          Chen Hsong Holdings                                                    150,000                  91,144
          Gold Peak Industries Ltd.                                              150,000                 102,780
          South China Morning Post                                               150,000                 124,111
          Vitasoy International Holdings Ltd.                                    250,000                 109,082
          YGM Trading                                                            100,000                 102,133
                                                                                                   --------------

                                                                                                         640,805
                                                                                                   --------------

      INDONESIA
          Multi Bintang                                                            5,500                  97,987
                                                                                                   --------------

      MALAYSIA
          Perlis Plantations Berhad                                               50,000                 155,384
                                                                                                   --------------

      PHILIPPINES
          Alaska Milk Corp.*                                                     900,000                 116,173
                                                                                                   --------------

      SINGAPORE
          Tibs Holdings Ltd.                                                      40,000                  70,571
          Tiger Medicals Ltd.                                                     50,000                  73,214
          United Industrial Corp.                                                 90,000                  75,857
                                                                                                   --------------

                                                                                                         219,642
                                                                                                   --------------

      THAILAND
          Matichon Public Co. Ltd. Forei                                          20,000                  52,223
          Saha Pathana Interholding Ltd.                                          35,000                  92,750
          Thai Pineapple Company Ltd.                                             60,000                 140,302
                                                                                                   --------------

                                                                                                         285,275
                                                                                                   --------------


      ARGENTINA
          Quilmes Industries SA*  **                                               2,400                  21,900
          Quilmes Industries SA*                                                   4,800                  38,400
                                                                                                   --------------

                                                                                                          60,300
                                                                                                   --------------

          Total common and preferred stocks
               (identified cost, $11,143,657)                                                         12,383,779
                                                                                                   --------------





                                        7




                                                                             PRINCIPAL
REPURCHASE AGREEMENT - 1.6%                                                    AMOUNT                 VALUE
          Bank of New York, dated 12/31/96, due
          1/2/97 (secured by $213,000 U.S. Treasury
          Notes, due 1/31/01, market value $211,935)                          $  206,779           $     206,779
                                                                                                   --------------

          Total Investments (identified cost, $11,350,436)                                            12,590,558

          Other assets, less liabilities - 0%                                                             (4,954)
                                                                                                   --------------

          NET ASSETS - 100%                                                                          $12,585,604
                                                                                                   ==============

          Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

             JPY  - Japanese Yen
             GBP - British Pounds



          *     Non-income producing security.
          **    Preferred stock.





          See notes to financial statements.



                                        8










DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $11,350,436)                                    $12,590,558
      Foreign cash, at value (cost, $26,833)                                                       26,833
      Receivable for investments sold                                                              30,696
      Net receivable for forward foreign currency exchange contracts sold                              50
      Net receivable for forward foreign currency exchange contracts purchased                        304
      Dividends and interest receivable                                                            16,034
      Other receivables                                                                            11,349
                                                                                             ------------

                Total assets                                                                   12,675,824
                                                                                             ------------

LIABILITIES:
      Payable for investments purchased                                                            57,841
      Management fees payable                                                                      16,522
      Accrued expenses                                                                             15,857
                                                                                             ------------

                Total liabilities                                                                  90,220
                                                                                             ------------

NET ASSETS                                                                                    $12,585,604
                                                                                             ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $11,390,719
      Unrealized appreciation on investments and translation of assets and
          liabilities in foreign currencies                                                     1,240,045
      Accumulated distributions in excess of net realized gain on investments and
          foreign currency transactions                                                           (44,806)
      Accumulated distributions in excess of net investment income                                   (354)
                                                                                             ------------

                Total                                                                         $12,585,604
                                                                                             ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       1,124,924
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE (NET ASSETS ( SHARES OF BENEFICIAL INTEREST
 OUTSTANDING)                                                                                 $     11.19
                                                                                             ============




See notes to financial statements.





                                        9






DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (net of foreign taxes withheld of $8,633)                                     $   171,381
      Interest                                                                                     20,636
                                                                                               ----------

                Total investment income                                                           192,017
                                                                                               ----------

EXPENSES:
      Management fee                                                                              120,522
      Custodian fee                                                                                69,345
      Legal fees                                                                                   34,775
      Accounting and audit fees                                                                    24,500
      Printing fees                                                                                19,776
      Registration costs                                                                            8,529
      Trustees' fees                                                                                7,375
                                                                                               ----------

                Total expenses                                                                    284,822

      Reduction of expenses by investment manager                                                (104,117)
                                                                                               ----------

                Net expenses                                                                      180,705
                                                                                               ----------

                Net investment income                                                              11,312
                                                                                               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis):
      Investment transactions                                                                     154,611
      Foreign currency transactions and forward foreign currency exchange
        contracts and other transactions denominated in foreign currency                           (1,600)
                                                                                               ----------

                Net realized gain on investments and foreign currency                             153,011
                                                                                               ----------

  Change in unrealized appreciation (depreciation):
      Investments                                                                                 868,373
      Foreign currency and forward foreign currency exchange contracts and other
        transactions denominated in foreign currency                                                 (259)
                                                                                               ----------

                Net unrealized gain on investments and foreign currency                           868,114
                                                                                               ----------

                Net realized and unrealized gain on investments and foreign
                   currency                                                                     1,021,125
                                                                                               ----------

                Increase in net assets from operations                                         $1,032,437
                                                                                               ==========




See notes to financial statements.



                                       10






DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             Year Ended    Period Ended
                                                                             December 31,  December 31,
                                                                                1996              1995 *
                                                                            ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                               $       11,312   $       66,244
     Net realized gain (loss) on investments and foreign currency               153,011          (28,897)
     Net unrealized appreciation on investments and foreign currency            868,114          371,931
                                                                            ------------    -------------

               Increase in net assets from operations                         1,032,437          409,278
                                                                            ------------    -------------

  Distributions declared to shareholders:
     From net investment income                                                 (10,427)         (66,244)
     In excess of net investment income                                           --              (5,980)
     From net realized gain on investments                                     (117,741)         --
     In excess of net realized gain on investments                              (46,438)         --
                                                                            ------------    -------------

               Total distributions declared to shareholders                    (174,606)         (72,224)
                                                                            ------------    -------------

  Fund share (principal) transactions:
     Net proceeds from sale of shares                                         1,136,330       10,000,000
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                            174,606           72,224
     Cost of shares reacquired                                                  (92,441)         --
                                                                            ------------    -------------

               Increase in net assets from Fund share transactions            1,218,495       10,072,224
                                                                            ------------    -------------

               Total increase in net assets                                   2,076,326       10,409,278

NET ASSETS:
  At beginning of period                                                     10,509,278          100,000
                                                                            ------------    -------------


  At end of period (including accumulated undistributed (distributions in excess of)  net investment income of  $(354) and $393,
    respectively)                                                           $12,585,604      $10,509,278
                                                                            ============    =============



* For the period from July 19, 1995 (commencement of operations) to December 31, 1995.


See notes to financial statements.






                                       11







DLB GLOBAL SMALL CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Year Ended        Period Ended
                                                                          December 31,        December 31,
                                                                               1996              1995 **
                                                                         ----------------    ---------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                                        $10.33             $10.00
                                                                              -------             ------

  Income from investment operations:
     Net investment income                                                        .01                .07
     Net realized and unrealized gain on investments                             1.01                .33
                                                                              -------             ------

               Total income from investment operations                           1.02               0.40
                                                                              -------             ------

  Less distributions declared to shareholders:
     From net investment income                                                  (.01)              (.07)
     From net realized gain on investments                                       (.11)              --
     In excess of net realized gain on investments                               (.04)              --
                                                                              -------             ------

               Total distributions declared to shareholders                      (.16)              (.07)
                                                                              -------             ------

  Net asset value - end of period                                              $11.19             $10.33
                                                                              =======             ======

  Total Return                                                                  9.85%               8.96%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                    1.50%               1.46%*
     Ratio of net investment income to average net assets                        .09%               1.46%*
     Portfolio turnover                                                           22%                  5%
     Average commission rate paid (1)                                       $ .01170                --
     Net assets at end of period (000 omitted)                               $12,586             $10,509


The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund and had 1995 expenses been limited to that permitted by state securities law, the net investment income (loss) per share and ratios would have been:

     Net investment income (loss)
                                                                                $(.10)              $.02

     Ratios (to average net assets):
       Expenses                                                                  2.36 %             2.50%*
       Net investment income (loss)                                              (.77)%              .42%*


*      Annualized.
**    For the period from July 19, 1995 (commencement of operations) to December 31, 1995.
(1)   For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per  share  for  security  trades on which  commissions  are  charged. Average commission  rate paid is  computed by  dividing  the total  dollar amount of  commissions  paid during the year by the total  number of shares purchased and sold on which commissions were charged.


See notes to financial statements.



                                       12







DLB GLOBAL SMALL CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Global Small Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable that Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

         FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.





                                       13






         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes only. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, net capital losses of $44,755 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

         The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rate and to the extent unrecoverable are recorded as a reduction of net investment income.
         Distributions to shareholders are recorded on the ex-dividend date.

         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the year ended December 31, 1996, $1,632 was reclassified from accumulated distributions in excess of net realized gains on investment and foreign currency transactions to accumulated distributions in excess of net investment income due to differences between financial reporting and tax accounting for foreign currency transactions. This change had no effect on net assets or net asset value per share.


                                       14






         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 1.00% of average daily net assets.

         DLB has entered into a sub-advisory agreement with Babson-Stewart Ivory International ("BSI") with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, DLB pays BSI a monthly fee at the annual rate of .50% of average daily net assets.

         For the year ended December 31, 1996, the management fee amounted to $120,522, of which $24,608 was waived by DLB. Additionally, $79,509 of Fund expenses were borne by DLB.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than short-term obligations, aggregated $3,619,063 and $2,595,673, respectively.

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                         $11,350,436
                                                               =============

          Gross unrealized appreciation                         $  2,082,069
          Gross unrealized depreciation                            (841,947)
                                                               -------------

          Net unrealized appreciation                           $  1,240,122
                                                               =============




                                       15







5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                     Year Ended    Period Ended
                                                                      December 31, December 31,
                                                                         1996            1995
                                                                  ----------------  --------------

          Shares sold                                                   100,497        1,000,000
          Shares issued to shareholders in reinvestment
           of distributions                                              15,604            7,012
          Redemptions                                                   (8,189)          --
                                                                       --------       ----------

            Net increase                                                107,912        1,007,012
                                                                       ========       ==========


6.       FINANCIAL INSTRUMENTS

         The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the Fund's investment in a particular class of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1996 is as follows:

         Forward Foreign Currency Exchange Contracts

                        Settlement                Contracts to   In Exchange  Contracts   Net Unrealized
                              Date   Currency  Deliver/Receive           For   at Value     Appreciation
           ------------ ----------- ---------- ---------------- ------------- ---------- ----------------

           Sales           1/02/97        JPY        3,116,069       $26,890    $26,840            $  50
                                                                                                    ====

           Purchases       1/03/97        GBP           15,137       $25,608    $25,912             $304
                                                                                                    ====


         At December 31, 1996, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.




                                       16






7.       RISKS ASSOCIATED WITH FOREIGN INVESTMENTS


         Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.







                                       17



DELOITTE &
 TOUCHE LLP
-----------
     [LOGO]                                   ----------------------------------
                                              DLB Value Fund

                                              Financial Statements for the
                                              Year Ended December 31, 1996 and
                                              for the Period from July 25, 1995
                                              (Commencement of Operations) to
                                              December 31, 1995








----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
----------------







DLB VALUE FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                                       1

FINANCIAL STATEMENTS:

      Portfolio of Investments as of December 31, 1996                                            2-4

      Statement of Assets and Liabilities as of December 31, 1996                                  5

      Statement of Operations for the Year Ended December 31, 1996                                 6

      Statements of Changes in Net Assets for the Year Ended December 31, 1996 and the Period from July 25, 1995 (commencement of operations) to December 31, 1995 7

      Financial Highlights for the Year Ended December 31, 1996 and the Period from July
        25, 1995 (commencement of operations) to December 31, 1995                                 8

      Notes to Financial Statements                                                               9-11







DELOITTE &
 TOUCHE LLP
------------
     [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111



INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and Shareholders of DLB Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Value Fund (a separate series of The DLB Fund Group) as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1996 and for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Value Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
February 5, 1997






----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
----------------





DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 95.7%

ISSUER                                                                       SHARES                VALUE

CHEMICALS - 2.3%
     E.I. Dupont deNemours & Co.                                              4,600            $     434,125
                                                                                                -------------

SPECIALTY CHEMICALS - 0.2%
     Millennium Chemicals Inc.                                                2,357                   41,837
                                                                                                -------------

METALS & MINING - 0.5%
     Martin Marietta Materials, Inc.                                          4,323                  100,510
                                                                                                -------------

PAPER & FOREST PRODUCTS - 7.1%
     Potlatch Corporation                                                    10,600                  455,800
     Weyerhaeuser Co.                                                         9,100                  431,113
     Willamette Industries, Inc.                                              6,800                  473,450
                                                                                                -------------

                                                                                                   1,360,363
                                                                                                -------------
AEROSPACE - 4.6%
     Boeing Company                                                           4,700                  499,963
     Lockheed Martin Corporation                                              4,184                  382,836
                                                                                                -------------

                                                                                                     882,799
                                                                                                -------------

ENVIRONMENTAL - 2.4%
     Safety-Kleen Corp.                                                      28,700                  469,962
                                                                                                -------------

APPAREL - TEXTILE - 2.5%
     Reebok International Ltd.                                               12,100                  508,200
                                                                                                -------------

AUTO PARTS MANUFACTURERS - 2.4%
     Dana Corporation                                                        14,000                  456,750
                                                                                                -------------

PRINTING & PUBLISHING - 2.0%
     Harcourt General Inc.                                                    8,300                  382,838
                                                                                                -------------

RETAIL DISCOUNT - 2.2%
     KMart Corp.                                                             27,900                  289,462
     KMart Financial 7.75% Convertible Preferred**                            2,600                  126,750
                                                                                                -------------

                                                                                                     416,212
                                                                                                -------------



COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                       SHARES                VALUE

RETAIL - GENERAL - 4.2%
     J. C. Penney Company, Inc.                                               8,000            $     390,000
     Sears, Roebuck & Co.                                                     9,100                  419,738
                                                                                                -------------

                                                                                                     809,738
                                                                                                -------------

FOOD PRODUCERS - 2.5%
     Grand Metropolitan Plc.                                                 14,899                  471,181
                                                                                                -------------

MEDICAL SUPPLIES & SERVICES - 4.8%
     Tenet Healthcare Corporation*                                           19,500                  426,563
     United Healthcare Corp.                                                 10,900                  490,500
                                                                                               --------------

                                                                                                     917,063
                                                                                                -------------

OIL - DOMESTIC - 2.4%
     Atlantic Richfield Co.                                                   3,500                  463,750
                                                                                                -------------

OIL - INTERNATIONAL - 2.5%
     Royal Dutch Petroleum ADR                                                2,800                  478,100
                                                                                                -------------

BANKS - 9.6%
     Chase Manhattan Corp.                                                    5,400                  481,950
     First Bank System Inc.                                                   6,500                  443,625
     National City Corp.                                                     10,400                  466,700
     Wells Fargo & Co.                                                        1,700                  458,575
                                                                                                -------------

                                                                                                   1,850,850
                                                                                                -------------

FINANCIAL SERVICES - 12.6%
     American Express Co.                                                     9,400                  531,100
     Salomon Inc.                                                             9,600                  452,400
     Student Loan Corp.                                                      13,300                  495,425
     Student Loan Marketing Association                                       5,000                  465,625
     Transamerica Corp.                                                       6,000                  474,000
                                                                                                -------------

                                                                                                   2,418,550
                                                                                                -------------

INSURANCE COMPANIES - 7.9%
     Aetna Inc.                                                               6,700                  536,000
     Allstate Corp.                                                           8,400                  486,150
     General RE Corp.                                                         3,100                  489,025
                                                                                                -------------

                                                                                                   1,511,175
                                                                                                -------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                       SHARES                VALUE

DIVERSIFIED - 1.3%
     Hanson PLC                                                              37,100            $     250,425
                                                                                                -------------

PROFESSIONAL SERVICES - 4.1%
     ABM Industries Inc.                                                     20,000                  370,000
     PHH Corporation                                                          9,600                  412,800
                                                                                                -------------

                                                                                                     782,800
                                                                                                -------------

COMPUTER RELATED - 4.8%
     Apple Computer Inc.                                                     18,900                  394,538
     International Business Machines                                          3,500                  528,500
                                                                                                -------------

                                                                                                     923,038
                                                                                                -------------

OFFICE EQUIPMENT - 5.5%
     Wallace Computer Services, Inc.                                         15,600                  538,200
     Xerox Corp.                                                              9,900                  520,988
                                                                                                -------------

                                                                                                   1,059,188
                                                                                                -------------

AIRLINES - 2.8%
     KLM Royal Dutch Airlines                                                19,000                  529,625
                                                                                                -------------

TRUCKING & SHIPPING - 2.3%
     Overseas Shipholding Group                                              26,500                  450,500
                                                                                                -------------

ELECTRICAL POWER - 2.2%
     Texas Utilities Company                                                 10,300                  419,722
                                                                                                -------------

Total common and preferred stocks
     (identified Cost, $15,423,824)                                                               18,389,301

                                                                        PRINCIPAL
REPURCHASE AGREEMENT - 3.8%                                               AMOUNT
     Bank of New York, dated 12/31/96, due
     1/2/97 (secured by $755,000 U.S. Treasury
     Notes, due 1/31/01, market value $751,225)                            $735,130                  735,130
                                                                                                -------------

     Total Investments (identified cost, $16,158,954)                                             19,124,431

     Other assets, less liabilities - 0.5%                                                           103,671
                                                                                                -------------

     NET ASSETS - 100%                                                                           $19,228,102
                                                                                                =============

     *  Non-income producing security
     ** Preferred stock

     See notes to financial statements.

DLB VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $16,158,954)                                    $19,124,431
      Receivable for investments sold                                                             104,672
      Dividends and interest receivable                                                            24,234
                                                                                             ------------


                Total assets                                                                   19,253,337
                                                                                             ------------


LIABILITIES:
      Management fees payable                                                                      11,040
      Accrued expenses                                                                             14,195
                                                                                             ------------


                Total liabilities                                                                  25,235
                                                                                             ------------


NET ASSETS                                                                                    $19,228,102
                                                                                             ============


NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $16,290,313
      Unrealized appreciation on investments                                                    2,965,477
      Accumulated distributions in excess of net realized gain on investment
         transactions                                                                             (27,688)
                                                                                             ------------


                Total                                                                         $19,228,102
                                                                                             ============


SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       1,534,983
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE (NET ASSETS ( SHARES OF BENEFICIAL INTEREST
 OUTSTANDING)                                                                                 $     12.53
                                                                                             ============








See notes to financial statements.

DLB VALUE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (net of foreign tax withheld of $5,412)                                      $   336,140
      Interest                                                                                    23,879
                                                                                             -----------


                Total investment income                                                          360,019
                                                                                             -----------


EXPENSES:
      Management fee                                                                              83,908
      Custodian fee                                                                               51,665
      Legal fees                                                                                  34,775
      Accounting and audit fees                                                                   23,050
      Printing fees                                                                               19,776
      Registration costs                                                                           8,529
      Trustees' fees                                                                               7,375
                                                                                             -----------


                Total expenses                                                                   229,078

      Reduction of expenses by investment manager                                               (107,266)
                                                                                             -----------


                Net expenses                                                                     121,812
                                                                                             -----------


                Net investment income                                                            238,207
                                                                                             -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Realized gain (identified cost basis)                                                      595,835

      Change in unrealized appreciation                                                        2,386,704
                                                                                             -----------


                Net realized and unrealized gain on investments                                2,982,539
                                                                                             -----------


                Increase in net assets from operations                                        $3,220,746
                                                                                             ===========




See notes to financial statements.

DLB VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                           Year Ended    Period Ended
                                                                          December 31,    December 31,
                                                                              1996           1995 *
                                                                          -------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                               $     238,207    $     91,102
     Net realized gain on investments                                          595,835         147,693
     Net unrealized appreciation on investments                              2,386,704         578,773
                                                                          -------------   ------------

               Increase in net assets from operations                        3,220,746         817,568
                                                                          -------------   ------------


  Distributions declared to shareholders:
     From net investment income                                               (234,884)        (90,860)
     From net realized gain on investments                                    (595,835)       (147,693)
     In excess of net realized gain on investments                             (31,253)            --
                                                                          -------------   ------------

               Total distributions declared to shareholders                   (861,972)       (238,553)
                                                                          -------------   ------------


  Fund share (principal) transactions:
     Net proceeds from sale of shares                                        5,414,040      10,000,000
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                           861,972         238,553
     Cost of shares reacquired                                                (224,262)        --
                                                                          -------------   ------------

               Increase in net assets from Fund share transactions           6,051,750      10,238,553
                                                                          -------------   ------------


               Total increase in net assets                                  8,410,524      10,817,568

NET ASSETS:
  At beginning of period                                                    10,817,578              10
                                                                          -------------   ------------

  At end of period (including undistributed net investment income
     of $0 and $242, respectively)                                         $19,228,102     $10,817,578
                                                                          =============   ============



* For the period from July 25, 1995 (commencement of operations) to December 31, 1995.


See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Year Ended        Period Ended
                                                                          December 31,       December 31,
                                                                              1996              1995 **
                                                                        ----------------- -----------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                                         $10.58            $10.00
                                                                               -------            ------


  Income from investment operations:
     Net investment income                                                         .16               .09
     Net realized and unrealized gain on investments                              2.38               .73
                                                                               -------            ------


               Total income from investment operations                            2.54               .82
                                                                               -------            ------


  Less distributions declared to shareholders:
     From net investment income                                                   (.16)             (.09)
     From net realized gain on investments                                        (.41)             (.15)
     In excess of net realized gain on investments                                (.02)             --
                                                                               -------            ------


               Total distributions declared to shareholders                       (.59)             (.24)
                                                                               -------            ------


  Net asset value - end of period                                               $12.53            $10.58
                                                                               =======            ======


  Total Return                                                                  23.99%             18.64%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                      .80%               .80%*
     Ratio of net investment income to average net assets                        1.56%              2.02%*
     Portfolio turnover                                                            23%                 7%*
     Average commission rate paid (1)                                          $.05378             --
     Net assets at end of period (000 omitted)                                                   $10,818
                                                                               $19,228

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed .80% of average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund, the investment income per share and ratios would have been:

     Net investment income                                                       $.09               $.02

     Ratios (to average net assets):
       Expenses                                                                  1.50%              2.43%*
       Net investment income                                                      .86%               .40%*


*     Annualized.
**    For the period from July 25, 1995 (commencement of operations) to December 31, 1995.
(1)   For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per  share  for  security  trades on which  commissions  are  charged. Average commission  rate paid is  computed by  dividing  the total  dollar amount of  commissions  paid during the year by the total  number of shares purchased and sold on which commissions were charged.

See notes to financial statements.


DLB VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Value Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable that Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital.
         Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the year ended December 31, 1996, $3,565 was reclassified from undistributed net investment income to accumulated distributions in excess of net realized gain on investment transactions due to differences between financial reporting and tax accounting for realized gain on investments. This change had no effect on net assets or net asset value per share.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of .55% of average daily net assets.

         For the year ended December 31, 1996, the management fee amounted to $83,908, of which $30,836 was waived by DLB. Additionally, $76,430 of Fund expenses were borne by DLB.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.       PORTFOLIO SECURITIES

         Purchase and sales of investments, other than short-term obligations, aggregated $8,227,742 and $3,366,512, respectively.

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                     $16,158,954
                                                           =============

          Gross unrealized appreciation                     $  3,442,229
          Gross unrealized depreciation                         (476,752)
                                                           -------------

          Net unrealized appreciation                       $  2,965,477
                                                           =============

5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    Year Ended         Period Ended
                                                                   December 31,        December 31,
                                                                       1996                1995
                                                                 ------------------ -------------------

          Shares sold                                                    462,564            1,000,000
          Shares issued to shareholders in reinvestment
            of distributions                                              68,793               22,590
          Redemptions                                                   (18,965)               --
                                                                       ---------          -----------

            Net increase                                                 512,392            1,022,590
                                                                       =========          ===========

                                       11


DELOITTE &
 TOUCHE LLP
-----------
    [LOGO]                               ---------------------------------------
                                         DLB MID CAPITALIZATION
                                         FUND

                                         Financial Statements for the
                                         Year Ended December 31, 1996 and
                                         for the Period from July 25, 1995
                                         (Commencement of Operations) to
                                         December 31, 1995


---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------
DLB MID CAPITALIZATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                                       1

FINANCIAL STATEMENTS:

      Portfolio of Investments as of December 31, 1996                                            2-5

      Statement of Assets and Liabilities as of December 31, 1996                                  6

      Statement of Operations for the Year Ended December 31, 1996                                 7

      Statements of Changes in Net Assets for the Year Ended December 31, 1996 and the Period from July 25, 1995 (commencement of operations) to December 31, 1995 8

      Financial Highlights for the Year Ended December 31, 1996 and the Period from July
        25, 1995 (commencement of operations) to December 31, 1995                                 9

      Notes to Financial Statements                                                              10-12








DELOITTE &
 TOUCHE LLP
------------
     [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111



INDEPENDENT AUDITORS' REPORT

Tothe Trustees of the DLB Fund Group and
 Shareholders of DLB Mid  Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Mid Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1996 and for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Mid Capitalization Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
February 5, 1997








----------------
Deloitte Touche
Tohmatsu
International
----------------





DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 99.0%

ISSUER                                                                 SHARES                VALUE

CHEMICALS - 3.8%
     Calgon Carbon Corporation                                            22,900          $     280,525
     M.A. Hanna Company                                                   11,100                242,813
                                                                                          -------------

                                                                                                523,338
                                                                                          -------------

METALS & MINING - 4.4%
     Calmat Co.                                                           16,600                311,250
     Martin Marietta Materials, Inc.                                      12,700                295,275
                                                                                         ---------------

                                                                                                606,525
                                                                                          -------------

PAPER & FOREST PRODUCTS - 2.0%
     Albany International Corp.                                           12,100                279,813
                                                                                          -------------

AEROSPACE - 2.2%
     EG&G, Inc.                                                           15,100                303,888
                                                                                          -------------

CONSTRUCTION - 2.4%
     Southdown, Inc.                                                      10,700                333,038
                                                                                          -------------

MACHINERY & EQUIPMENT - 9.6%
     BW/IP, Inc.                                                          19,000                313,500
     Elsag Bailey *                                                       17,900                335,625
     Harsco Corp.                                                          5,100                349,350
     Trinity Industries, Inc.                                              8,300                311,250
                                                                                          -------------

                                                                                              1,309,725
                                                                                          -------------

APPAREL - TEXTILE - 4.4%
     National Service Industries, Inc.                                     9,300                347,584
     Stride Rite Corporation                                              25,400                254,000
                                                                                          -------------

                                                                                                601,584
                                                                                          -------------

AUTO PARTS MANUFACTURERS - 6.2%
     Armor All Products Corporation                                       17,000                323,000
     Bandag, Incorporated, Class A                                         5,400                247,050
     Standard Products Company                                            11,000                280,500
                                                                                          -------------

                                                                                                850,550
                                                                                          -------------




                                        2





COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                 SHARES                VALUE

FURNITURE & APPLIANCES - 6.8%
     Herman Miller, Inc.                                                   8,200          $     464,325
     La-Z-Boy Inc.                                                         8,700                256,650
     Stanhome Inc.                                                         7,900                209,350
                                                                                          -------------

                                                                                                930,325
                                                                                          -------------

PRINTING & PUBLISHING - 4.4%
     Central Newspapers, Inc., Class A                                     8,200                360,800
     Lee Enterprises, Inc.                                                10,200                237,150
                                                                                          -------------

                                                                                                597,950
                                                                                          -------------

RETAIL - GENERAL - 2.4%
     Fred Meyer, Inc.*                                                     9,200                326,600
                                                                                          -------------

RETAIL - SPECIALTY - 3.1%
     Charming Shoppes, Inc.*                                              38,700                195,919
     Fingerhut Companies, Inc.                                            19,000                232,750
                                                                                          -------------

                                                                                                428,669
                                                                                          -------------

wholesalers - 1.8%
     Waban Inc.*                                                           9,300                241,800
                                                                                          -------------

FOOD PRODUCERS - 4.1%
     Dean Foods Company                                                    8,800                283,800
     Ralcorp Holdings, Inc.*                                              13,200                278,850
                                                                                          -------------

                                                                                                562,650
                                                                                          -------------

COSMETIC & TOILETRY - 2.0%
     Alberto-Culver Company, Class A                                       6,500                268,125
                                                                                          -------------

TOBACCO - 2.9%
     Dimon Inc.                                                           16,200                386,187
                                                                                          -------------

COAL, GAS & PIPE - 4.2%
     Cabot Oil & Gas Corp., Class A                                       15,500                265,438
     Nabors Industries, Inc.*                                             16,400                315,700
                                                                                          -------------

                                                                                                581,138
                                                                                          -------------




                                        3





COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                 SHARES                VALUE

EXPLORATION & DRILLING - 2.5%
     Global Industrial Technologies, Inc.*                                15,500          $     342,938
                                                                                          -------------

OIL - DOMESTIC - 2.0%
     Quaker State Corporation                                             19,600                276,850
                                                                                          -------------

BANKS - 6.8%
     Dime Bancorp, Inc.*                                                  14,200                209,450
     First Security Corp.                                                 10,500                354,375
     Glendale Federal Bank, FSB*                                          16,000                372,000
                                                                                          -------------

                                                                                                935,825
                                                                                          -------------
INSURANCE COMPANIES - 7.5%
     Arthur J. Gallagher & Co.                                             6,500                201,500
     Hartford Steam Boiler                                                 5,400                250,425
     Western National Corp.                                               16,600                319,550
     Willis Corroon Group **                                              22,100                254,150
                                                                                          -------------

                                                                                              1,025,625
                                                                                          -------------

COMPUTER RELATED - 1.8%
     Gerber Scientific, Inc.                                              16,700                248,413
                                                                                          -------------

ELECTRONICS & INSTRUMENTS - 2.8%
     Intergraph Corporation*                                              19,900                203,975
     Scitex Corp. Ltd.                                                    18,200                172,900
                                                                                          -------------

                                                                                                376,875
                                                                                          -------------

OFFICE EQUIPMENT - 2.8%
     Wallace Computer Services, Inc.                                      11,200                386,400
                                                                                          -------------

TELECOMMUNICATIONS - 1.2%
     Octel Communications Corp.*                                           9,300                162,750
                                                                                          -------------

TRUCKING & SHIPPING - 3.2%
     Alexander & Baldwin Inc.                                             10,200                255,000
     J.B. Hunt Transport Services, Inc.                                   12,500                175,000
                                                                                          -------------

                                                                                                430,000
                                                                                          -------------



                                        4



COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                 SHARES                VALUE

NATURAL GAS - 1.7%
     Equitable Resources, Inc.                                             8,000          $     238,000
                                                                                          -------------

     Total common and preferred stocks (identified
        cost, $12,043,790)                                                                   13,555,581
                                                                                          -------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT - 0.9%                                             AMOUNT
     Bank of New York, dated 12/31/96, due
     1/2/97 (secured by $120,000 U.S. Treasury
     Notes, due 1/31/01, market value $119,400)                       $  116,999                116,999
                                                                                          -------------

     Total investments (identified cost, $12,160,789)                                        13,672,580

     Other assets, less liabilities - 0.1%                                                       17,135
                                                                                          -------------

     NET ASSETS - 100%                                                                      $13,689,715
                                                                                          =============




     *   Non-income producing security
     **  Preferred stock



     See notes to financial statements.








                                        5














DLB MID CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $12,160,789)                                    $13,672,580
      Dividends and interest receivable                                                            26,548
      Other receivables                                                                            10,405
                                                                                             ------------

                Total assets                                                                   13,709,533
                                                                                             ------------

LIABILITIES:
      Management fees payable                                                                       6,606
      Accrued expenses                                                                             13,212
                                                                                             ------------

                Total liabilities                                                                  19,818
                                                                                             ------------

NET ASSETS                                                                                    $13,689,715
                                                                                             ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $12,178,649
      Unrealized appreciation on investments                                                    1,511,791
      Accumulated distributions in excess of net realized gain on investments                        (368)
      Accumulated distributions in excess of net investment income                                   (357)
                                                                                             ------------

                Total                                                                         $13,689,715
                                                                                             ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       1,189,227
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE (NET ASSETS ( SHARES OF BENEFICIAL INTEREST
 OUTSTANDING)                                                                                 $     11.51
                                                                                             ============



See notes to financial statements.





                                        6







DLB MID CAPITALIZATION FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (net of foreign taxes withheld of $2,396)                                    $     48,436
      Interest                                                                                     24,346
                                                                                               ----------

                Total investment income                                                           272,782
                                                                                               ----------

EXPENSES:
      Management fee                                                                               75,235
      Custodian fee                                                                                53,815
      Legal fees                                                                                   34,775
      Accounting and audit fees                                                                    23,050
      Printing fees                                                                                19,776
      Registration costs                                                                            8,529
      Trustees' fees                                                                                7,375
                                                                                               ----------

                Total expenses                                                                    222,555

      Reduction of expenses by investment manager                                                (109,748)
                                                                                               ----------

                Net expenses                                                                      112,807
                                                                                               ----------

                Net investment income                                                             159,975
                                                                                               ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Realized gain  (identified cost basis)                                                      755,181

      Change in unrealized appreciation                                                           760,116
                                                                                               ----------

                Net realized and unrealized gain on investments                                 1,515,297
                                                                                               ----------

                Increase in net assets from operations                                         $1,675,272
                                                                                               ==========





See notes to financial statements.




                                        7







DLB MID CAPITALIZATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            Year Ended      Period Ended
                                                                           December 31,     December 31,
                                                                               1996               1995 *
                                                                           -------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                                $     159,975   $       83,881
     Net realized gain on investments                                           755,181           93,308
     Net unrealized appreciation on investments                                 760,116          751,675
                                                                            ------------    ------------

               Increase in net assets from operations                         1,675,272          928,864
                                                                            ------------    ------------

  Distributions declared to shareholders:
     From net investment income                                                (160,207)         (83,531)
     In excess of net investment income                                            (357)
                                                                                                 --
     From net realized gain on investments                                     (755,181)         (93,308)
     In excess of net realized gain on investments                                 (368)         --
                                                                            ------------    ------------

               Total distributions declared to shareholders                    (916,113)        (176,839)
                                                                            ------------    ------------

  Fund share (principal) transactions:
     Net proceeds from sale of shares                                         1,176,534       10,000,000
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                            916,113          176,839
     Cost of shares reacquired                                                  (90,965)         --
                                                                            ------------    ------------

               Increase in net assets from Fund share transactions            2,001,682       10,176,839
                                                                            ------------    ------------

               Total increase in net assets                                   2,760,841       10,928,864

NET ASSETS:
  At beginning of period                                                     10,928,874               10
                                                                            ------------    ------------

  At end of period (including accumulated undistributed (distributions in excess of) net investment income of ($357) and $232,
    respectively)                                                           $13,689,715      $10,928,874
                                                                            ============    ============





* For the period from July 25, 1995 (commencement of operations) to December 31, 1995.



See notes to financial statements.





                                                         8







DLB MID CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Year Ended       Period Ended
                                                                          December 31,      December 31,
                                                                              1996              1995 **
                                                                         ---------------  ----------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                                       $10.75           $10.00
                                                                              ------           -------

  Income from investment operations:
     Net investment income                                                       .15              .08
     Net realized and unrealized gain on investments                            1.44              .84
                                                                              ------           -------

               Total income from investment operations                          1.59              .92
                                                                              ------           -------

  Less distributions declared to shareholders:
     From net investment income (2)                                             (.15)            (.08)
     From net realized gain on investments (3)                                  (.68)            (.09)
                                                                              ------           -------

               Total distributions declared to shareholders                     (.83)            (.17)
                                                                              ------           -------

  Net asset value - end of period                                             $11.51           $10.75
                                                                              ======           =======

  Total Return                                                                14.75%            21.17%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                    .90%              .90%*
     Ratio of net investment income to average net assets                      1.28%             1.90%*
     Portfolio turnover                                                          25%                6%
     Average commission rate paid (1)                                        $.05270              --
     Net assets at end of period (000 omitted)                               $13,690          $10,929

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed .90% of average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund and had 1995 expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                                      $.05
                                                                                                 $.01

     Ratios (to average net assets):
       Expenses                                                                 1.77%            2.50%*
       Net investment income                                                     .41%             .32%*

*   Annualized.
**  For the period from July 25, 1995  (commencement  of  operations) to December 31, 1995.
(1) For years  beginning  on or after  September  1, 1995, a fund is required to disclose its average  commission rate per share for security trades on which commissions  are  charged.  Average  commission  rate  paid is  computed  by dividing the total dollar amount of commissions  paid during the year by the total number of shares purchased and sold on which commissions were charged.
(2) Distributions in excess of net investment income for the year ended December
    31, 1996 were less than $.01 per share.
(3) Distributions  in excess of net realized  gain on  investments  for the year ended December 31, 1996 were less than $.01 per share.


See notes to financial statements.



                                        9





DLB MID CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Mid Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable that Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.





                                       10







         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the year ended December 31, 1996 there were no reclassifications required.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of .60% of average daily net assets.

         For the year ended December 31, 1996, the management fee amounted to $75,235, of which $37,918 was waived by DLB. Additionally, $71,830 of Fund expenses were borne by DLB.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than short-term obligations, aggregated $4,401,309 and $3,072,587, respectively.

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                         $12,160,789
                                                               =============

          Gross unrealized appreciation                         $  2,187,355
          Gross unrealized depreciation                             (675,564)
                                                               -------------

          Net unrealized appreciation                           $  1,511,791
                                                               =============





                                       11








5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Year Ended        Period Ended
                                                                  December 31,      December 31,
                                                                      1996             1995
                                                                ---------------   ---------------

          Shares sold                                                  100,908         1,000,000
          Shares issued to shareholders in reinvestment
            of distributions                                            79,593            16,543
          Redemptions                                                   (7,818)          --
                                                                      --------        -----------

            Net increase                                               172,683         1,016,543
                                                                      ========        ===========




                                       12




DELOITTE &
 TOUCHE LLP
-----------
    [LOGO]                                    ----------------------------------
                                              DLB GLOBAL BOND
                                              FUND

                                              Financial Statements for the
                                              Period From August 26, 1996
                                              (Commencement of Operations) to
                                              December 31, 1996




---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------





DLB GLOBAL BOND FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                                       1

FINANCIAL  STATEMENTS  FOR THE PERIOD  FROM  AUGUST 26,  1996  (COMMENCEMENT  OF
OPERATIONS) TO DECEMBER 31, 1996:

      Portfolio of Investments                                                                    2-3

      Statement of Assets and Liabilities                                                          4

      Statement of Operations                                                                      5

      Statement of Changes in Net Assets                                                           6

      Financial Highlights                                                                         7

      Notes to Financial Statements                                                               8-13























DELOITTE &
 TOUCHE LLP
------------
     [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111



INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and Shareholders of DLB Global Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Global Bond Fund (a separate series of The DLB Fund Group) as of December 31, 1996, and the related statements of operations and changes in net assets, and the financial highlights for the period from August 26, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Global Bond Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 26, 1996 (commencement of operations) to December 31, 1996 in conformity with generally accepted accounting principles .


Deloitte & Touche LLP
February 5, 1997




-----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
-----------------







DLB GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------

BONDS - 98.5%

      MOODY'S
       RATING                                                                         PRINCIPAL
    (UNAUDITED)                  ISSUER                                                 AMOUNT               VALUE

                 US GOVERNMENT - 50.4%
         AAA           US Treasury Note, 6.00%, 1998 (1)                         $       3,400,000        $  3,404,250
         AAA           US Treasury Note, 6.375%, 2001                                    5,000,000           5,028,125
         AAA           US Treasury Note, 6.50%, 2006                                     4,000,000           4,022,500
         NR            US Treasury Bill, 1997                                              250,000             247,412
         NR            US Treasury Bill, 1997                                              300,000             296,549
                                                                                                          -------------

                                                                                                            12,998,836
                                                                                                          -------------


                 FOREIGN GOVERNMENT - 48.1%
         AAA           Tennessee Valley Authority, 6.375%, 2006           DEM            5,000,000           3,323,596
         NR            Kingdom of Sweden, 6.00%, 2005                     SEK            5,000,000             707,128
         NR            Italian Republic BTPS, 9.50%, 2001                 ITL        1,000,000,000             727,256
         NR            Canada, 7.00%, 2006                                CAD            1,000,000             760,758
         NR            United Kingdom Gilts, 7.00%, 2001                  GBP            1,000,000           1,694,350
         NR            French Republic OAT, 6.50%, 2006                   FRF            5,000,000           1,009,824
         NR            Kingdom of Spain, 8.40%, 2001                      ESP          100,000,000             841,477
         NR            New Zealand, 8.00%, 2001                           NZD            1,000,000             728,738
         NR            French Republic BTAN, 5.75%, 2001                  FRF           13,000,000           2,631,802
                                                                                                          -------------

                                                                                                            12,424,929
                                                                                                          -------------

                      Total bonds (identified cost $25,173,492)                                             25,423,765
                                                                                                          -------------








                                        2




CALL OPTION ON FINANCIAL FUTURES CONTRACTS - 0.0%

                 DESCRIPTION                                                         CONTRACTS
                     Call option on financial futures contracts for
                      31,250 Deutsche Marks, expiration 1/03/97,
                      strike price $68, (identified cost, $10,439)                      25                       $156
                                                                                                          -------------


                     Total Investments (identified cost $25,183,931)                                        25,423,921

                     Other assets, less other liabilities - 1.5%                                               381,345
                                                                                                          -------------


                     NET ASSETS - 100%                                                                     $25,805,266
                                                                                                          =============

                  (1) Security is held as collateral on open futures contracts. NR - Not rated

                  Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.


                  CAD - Canadian Dollars       GBP - British Pounds
                  DEM - Deutsche Marks         ITL - Italian Lire
                  ESP  - Spanish Pesetas       NZD - New Zealand
                                                     Dollars
                  FRF  - French Francs         SEK - Swedish Kronor


                  See notes to financial statements.




                                        3








DLB GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $25,183,931)                                    $25,423,921
      Cash                                                                                         34,667
      Interest receivable                                                                         513,252
                                                                                             ------------

                Total assets                                                                   25,971,840
                                                                                             ------------

LIABILITIES:
      Payable for daily variation margin on open futures contracts                                  2,409
      Net payable for forward foreign currency exchange contracts purchased                         2,933
      Net payable for forward foreign currency exchange contracts sold                            121,328
      Management fees payable                                                                      23,662
      Accrued expenses                                                                             16,242
                                                                                             ------------

                Total liabilities                                                                 166,574
                                                                                             ------------

NET ASSETS                                                                                    $25,805,266
                                                                                             ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $25,828,760
      Unrealized appreciation on investments and translation of assets and
         liabilities in foreign currencies                                                        100,937
      Accumulated distributions in excess of net investment income                                (57,466)
      Accumulated distributions in excess of net realized gain on investment and foreign currency transactions
                                                                                                  (66,965)
                                                                                             ------------

                Total                                                                         $25,805,266
                                                                                             ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       2,582,959
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
  SHARE (NET ASSETS ( SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                                $      9.99
                                                                                             ============


See notes to financial statements.





                                        4







DLB GLOBAL BOND FUND

STATEMENT OF OPERATIONS

PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------



INTEREST INCOME                                                                                  $542,269
                                                                                                --------

EXPENSES:
      Management fee                                                                               66,182
      Custodian fee                                                                                21,977
      Accounting and audit fees                                                                    21,550
      Legal fees                                                                                    5,900
      Registration costs                                                                               82
      Trustees' fees                                                                                1,750
                                                                                                ---------

                Total expenses                                                                    117,441

      Reduction of expenses by investment manager                                                 (47,031)
                                                                                                ---------

                Net expenses                                                                       70,410
                                                                                                ---------

                Net investment income                                                             471,859
                                                                                                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis):
      Investment transactions                                                                      98,131
      Foreign currency transactions and forward foreign currency exchange
        contracts and other transactions denominated in foreign currency                          281,542
      Futures contracts                                                                          (147,213)
                                                                                                ---------

                Net realized gain                                                                 232,460
                                                                                                ---------

  Change in unrealized appreciation (depreciation):
      Investments                                                                                 239,990
      Foreign currency and forward foreign currency exchange contracts and other
        transactions denominated in foreign currency                                            (128,513)
      Futures contracts                                                                          (10,540)
                                                                                                ---------

                Net unrealized gain on investments and foreign currency                           100,937
                                                                                                ---------

                Net realized and unrealized gain on investments and foreign
                  currency                                                                        333,397
                                                                                                ---------

                Increase in net assets from operations                                           $805,256
                                                                                                =========

See notes to financial statements.






                                        5






DLB GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------


INCREASE IN NET ASSETS:
  From operations:
     Net investment income                                                                 $     471,859
     Net realized gain on investments                                                            232,460
     Net unrealized appreciation on investments                                                  100,937
                                                                                            -------------

               Increase in net assets from operations                                            805,256
                                                                                            -------------

  Distributions declared to shareholders:
     From net investment income                                                                 (471,859)
     In excess of net investment income                                                         (280,141)
     From net realized gain on investments                                                       (76,750)
                                                                                            -------------

               Total distributions declared to shareholders                                     (828,750)
                                                                                            -------------

  Fund share (principal) transactions:
     Net proceeds from sale of shares                                                         25,000,000
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                                             828,750
                                                                                            -------------

               Increase in net assets from Fund share transactions                            25,828,750
                                                                                            -------------

               Total increase in net assets                                                   25,805,256

NET ASSETS:
  At beginning of period                                                                              10
                                                                                            -------------

  At end of period (including accumulated distributions in excess of
     net investment income of  $57,466)                                                      $25,805,266
                                                                                            =============


See notes to financial statements.



                                        6







DLB GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS

PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                            $10.00
                                                                                                   -------

  Income from investment operations:
     Net investment income                                                                            .19
     Net realized and unrealized gain on investments                                                  .13
                                                                                                   -------

               Total income from investment operations                                                .32
                                                                                                   -------

  Less distributions declared to shareholders:
     From net investment income                                                                      (.19)
     In excess of net investment income                                                              (.11)
     From net realized gain on investments                                                           (.03)
                                                                                                   -------

               Total distributions declared to shareholders                                          (.33)
                                                                                                   -------

  Net asset value - end of period                                                                 $  9.99
                                                                                                   =======

  Total Return                                                                                      3.21% *

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                                         .80% *
     Ratio of net investment income to average net assets                                           5.35% *
     Portfolio turnover                                                                              232%
     Net assets at end of period (000 omitted)                                                    $25,805

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed .80% average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund, the investment income per share and ratios would have been:

     Net investment income
                                                                                                  $.17

     Ratios (to average net assets):
       Expenses                                                                                     1.33% *
       Net investment income                                                                        4.81% *


*   Annualized.

See notes to financial statements.






                                        7







DLB GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Global Bond Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a
         Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Debt securities, including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

         FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.






                                        8







         PURCHASED OPTIONS - The Fund may enter into options with respect to securities and currencies. Upon the purchase of an option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises an option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

         FUTURES CONTRACTS - The Fund may enter into futures contracts for the delayed delivery of securities or currency. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day depending on the fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates. Investments in futures may also be made in order to reduce fluctuations in net asset value by hedging against a decline in the value of securities or currencies owned by the Fund or an increase in the value of securities or currencies which the Fund expects to purchase. The Fund may also use such techniques, to the extent permitted by applicable law, as a substitute for direct investment in foreign securities. Should interest or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.





                                        9






         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rate and to the extent unrecoverable are recorded as a reduction of net investment income. Distributions to shareholders are recorded on the ex-dividend date.

         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the period ended December 31, 1996, $222,675 was reclassified from accumulated distributions in excess of net investment income to accumulated net realized gain on investment and foreign currency transactions due to differences between financial reporting and tax accounting for realized gain on investment and foreign currency transactions. This change had no effect on net assets or net asset value per share.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of .75% of average daily net assets.

         DLB has entered into a sub-advisory agreement with Potomac Babson Incorporated ("PBI") with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, DLB pays PBI a monthly fee at the annual rate of .65% of average daily net assets. PBI is a 60% owned subsidiary of DLB.

         For the period ended December 31, 1996, the management fee amounted to $66,182, of which $17,775 was waived by DLB. Additionally, $29,256 of Fund expenses were borne by DLB.



                                       10





         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.


4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                     Purchases         Sales
                                                                   --------------   -------------

          U.S. Government securities                                 $70,078,126     $ 57,135,733
                                                                   ==============   =============

          Investments (non-U.S. government securities)               $15,599,207     $  4,065,607
                                                                   ==============   =============

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                        $25,183,931
                                                              =============

          Gross unrealized appreciation                       $     385,563
          Gross unrealized depreciation                            (145,573)
                                                              -------------

          Net unrealized appreciation                         $     239,990
                                                              =============


5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

          Shares sold                                              2,500,000
          Shares issued to shareholders in reinvestment
           of distributions                                           82,958
                                                                  ----------

           Net increase                                            2,582,958
                                                                  ==========





                                       11







6.       FINANCIAL INSTRUMENTS

         The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1996 is as follows:

         Forward Foreign Currency Exchange Contracts

                                                                                                        Net
                          Settlement          Contracts to    In Exchange        Contracts       Unrealized
                                Date        Deliver/Receive           For         at Value    Appreciation/
                                                                                             (Depreciation)
          --------------------------------------------------------------------------------------------------

          Sales              1/02/97  CAD        2,219,000   $  1,573,649     $  1,554,714      $   18,935
                     1/02/97-2/03/97  DEM        5,267,275      3,393,863        3,420,804         (26,941)
                     1/02/97-1/07/97  ESP      111,865,365        855,510          860,527          (5,017)
                     1/02/97-1/13/97  FRF       19,588,253      3,726,280        3,774,743         (48,463)
                                      GBP          999,383      1,661,974        1,710,101         (48,127)
                             1/07/97
                                      ITL    1,122,000,000                         738,346         ( 3,933)
                             1/23/97                              734,413
                     1/02/97-1/07/97  NZD        1,067,578                         752,671          (5,366)
                                                                  747,305
                                      SEK        5,113,000                         747,751          (2,416)
                             1/16/97                              745,335
                                                              ------------     ------------      ---------

                                                              $13,438,329      $13,559,657       $(121,328)
                                                              ============     ============      =========

          Purchases          1/02/97  CAD        1,073,000    $   785,678      $   782,745       $  (2,933)
                                                              ============     ============      =========


         At December 31, 1996, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

         Futures Contracts

                                                                                               Unrealized
                                                                                            Appreciation/
           Expiration    Contracts                            Position                      (Depreciation)
           ------------- ------------------------------------ ---------------- ------------ --------------

           March 1997    3 Italian Republic BTP               Short                            $  (3,911)
           March 1997    6 Federal Republic of Germany Bonds  Long                                 4,579
           March 1997    7 Kingdom of Spain Bonds             Short                              (10,245)
           March 1997    5 U.S. Treasury Notes                Short                                 (963)
                                                                                                 -------

                                                                                                $(10,540)
                                                                                                 =======


         At December 31, 1996, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.




                                       12








7.       RISKS ASSOCIATED WITH FOREIGN INVESTMENTS


         Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.




                                       13






DELOITTE &
 TOUCHE LLP
-----------
    [LOGO]                                    ----------------------------------
                                              DLB QUANTITATIVE
                                              EQUITY FUND

                                              Financial Statements for the
                                              Period from August 26, 1996
                                              (Commencement of Operations) to
                                              December 31, 1996









----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
----------------







DLB QUANTITATIVE EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                                       1

FINANCIAL  STATEMENTS  FOR THE PERIOD  FROM  AUGUST 26,  1996  (COMMENCEMENT  OF
  OPERATIONS) TO DECEMBER 31, 1996:

      Portfolio of Investments                                                                    2-5

      Statement of Assets and Liabilities                                                          6

      Statement of Operations                                                                      7

      Statement of Changes in Net Assets                                                           8

      Financial Highlights                                                                         9

      Notes to Financial Statements                                                              10-12











DELOITTE &
 TOUCHE LLP
------------
     [LOGO]

                     -----------------------------------------------------------
                     125 Summer Street                  Telephone: (617)261-8000
                     Boston, Massachusetts 02110-1617   Facsimile: (617)261-8111




INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and
 Shareholders of DLB Quantitative Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Quantitative Equity Fund (a separate series of The DLB Fund Group) as of December 31, 1996, and the related statements of operations and changes in net assets, and the financial highlights for period from August 26, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Quantitative Equity Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 26, 1996 (commencement of operations) to December 31, 1996 in conformity with generally accepted accounting principles .


Deloitte & Touche LLP
February 5, 1997











-----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
-----------------





DLB QUANTITATIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------


COMMON STOCKS - 99.6 %

ISSUER                                                                     SHARES          VALUE

CHEMICALS  - 0.2%
     Union Carbide Corp.                                                      800      $       32,700
                                                                                        -------------

SPECIALTY CHEMICALS - 2.1%
     UCAR International Inc.*                                               7,800             293,475
                                                                                        -------------

PAPER & FOREST PRODUCTS - 0.9%
     Fort Howard Corp.*                                                     4,500             124,594
                                                                                        -------------

AEROSPACE - 0.4%
     McDonnell Douglas Corp.                                                  800              51,200
                                                                                        -------------

CONSTRUCTION - 0.8%
     Fluor Corporation                                                      1,700             106,675
                                                                                        -------------

ELECTRICAL EQUIPMENT - 4.0%
     General Electric Co.                                                   3,700             365,838
     WW Grainger Inc.                                                       2,200             176,550
                                                                                        -------------

                                                                                              542,388
                                                                                        -------------

MACHINERY & EQUIPMENT - 4.9%
     Case Corporation                                                       6,500             354,250
     Caterpillar Tractor Inc.                                               4,400             331,100
                                                                                        -------------

                                                                                              685,350
                                                                                        -------------

APPAREL - TEXTILE - 12.8%
     Fruit of the Loom Inc.*                                                9,300             352,234
     Jones Apparel Group*                                                  10,400             388,700
     Liz Claiborne Inc.                                                     8,000             309,000
     Nike Inc.                                                              6,200             370,450
     VF Corporation                                                         5,300             357,750
                                                                                        -------------

                                                                                            1,778,134
                                                                                        -------------


                                        2





COMMON STOCKS (CONTINUED)

ISSUER                                                                     SHARES          VALUE

AUTO & TRUCK MANUFACTURERS - 2.4%
     Chrysler Corporation                                                   3,100       $     102,300
     Ford Motor Co.                                                         7,400             235,875
                                                                                        -------------

                                                                                              338,175
                                                                                        -------------

RESTAURANT & LODGING - 2.3%
     Mariott International Incorporated                                     5,800             320,450
                                                                                        -------------

RECREATION - 0.9%
     King World Productions Inc.*                                           2,300              84,813
     Mirage Resorts Incorporated*                                           2,100              45,413
                                                                                        -------------

                                                                                              130,226
                                                                                        -------------

PRINTING & PUBLISHING - 2.3%
     Lee Enterprises Inc.                                                   5,000             116,250
     Washington Post Co.                                                      600             201,075
                                                                                        -------------

                                                                                              317,325
                                                                                        -------------

RETAIL - DISCOUNT - 0.9%
     TJX Companies Incorporated                                             1,200              56,850
     Wal-Mart Stores Incorporated                                           2,800              64,050
                                                                                        -------------

                                                                                              120,900
                                                                                        -------------

RETAIL - GENERAL - 3.8%
     Federated Department Stores*                                           4,700             160,388
     Sears, Roebuck & Co.                                                   8,000             369,000
                                                                                        -------------

                                                                                              529,388
                                                                                        -------------

BEVERAGES - 0.6%
     Coca Cola Co.                                                          1,700              89,463
                                                                                        -------------

FOOD PRODUCERS - 5.2%
     Conagra Incorporated*                                                  4,200             208,950
     Hershey Foods Corp.                                                    4,600             201,250
     Boston Chicken Incorporated*                                           4,900             175,788
     Kroger Co.*                                                            3,000             139,500
                                                                                        -------------


                                        3




COMMON STOCKS (CONTINUED)

ISSUER                                                                     SHARES          VALUE

COSMETIC & TOILETRY - 0.5%
     Avon Products Inc.                                                     1,300      $       74,263
                                                                                        -------------

DRUGS - 10.3%
     Bristol-Meyers Squibb                                                  4,200             456,750
     Eckerd Corporation*                                                    3,849             123,168
     Merck & Co., Inc.                                                      6,000             475,500
     Schering Plough Corp.                                                  5,900             382,025
                                                                                        -------------

                                                                                            1,437,443
                                                                                        -------------

MEDICAL SUPPLIES & SERVICES - 9.6%
     Abbott Laboratories                                                    5,900             299,425
     Becton Dickinson                                                       1,800              78,075
     Guidant Corporation                                                    4,900             279,300
     Johnson & Johnson                                                      4,900             243,775
     Oxford Health Plans, Inc.*                                             3,700             216,681
     Tenet Healthcare Corporation*                                          9,900             216,563
                                                                                        -------------

                                                                                            1,333,819
                                                                                        -------------

OIL - DOMESTIC - 0.4%
     Atlantic Richfield Co.                                                   400              53,000
                                                                                        -------------

OIL - INTERNATIONAL - 1.6%
     Exxon Corporation                                                      1,600             156,800
     Baker Hughes Incorporated                                              2,000              69,000
                                                                                        -------------

                                                                                              225,800
                                                                                        -------------

BANKS - 4.6%
     BankAmerica Corp.                                                        500              49,875
     First Chicago NBD                                                      6,700             360,125
     NationsBank Corporation                                                2,400             234,600
                                                                                        -------------

                                                                                              644,600
                                                                                        -------------

FINANCIAL SERVICES - 0.4%
     Merrill Lynch & Company                                                  700              57,050
                                                                                        -------------





                                        4





COMMON STOCKS (CONTINUED)
                                                                           SHARES          VALUE
ISSUER

COMPUTER RELATED - 6.5%
     Compaq Computer *                                                      5,600       $     415,800
     Dell Computer Corporation*                                             7,000             371,875
     Hewlett Packard Co.                                                    2,200             110,550
                                                                                        -------------

                                                                                              898,225
                                                                                        -------------


COMPUTER SOFTWARE - 9.6%
     Cadence Design Systems Inc.*                                           3,300             131,175
     Computer Associates International Inc.                                 3,700             184,075
     Microsoft Corp.*                                                       7,800             644,475
     Seagate Technology Inc.*                                               9,400             371,300
                                                                                        -------------

                                                                                            1,331,025
                                                                                        -------------

ELECTRONICS & INSTRUMENTS - 2.2%
     Gateway 2000 Incorporated*                                               500              26,781
     Micron Electronics Inc.*                                              14,300             277,956
                                                                                        -------------

                                                                                              304,737
                                                                                        -------------

SEMICONDUCTORS - 5.0%
     Intel Corporation                                                      5,200             680,875
                                                                                        -------------

AIRLINES - 1.3%
     UAL Corporation*                                                       3,000             187,500
                                                                                        -------------

ELECTRICAL POWER - 1.6%
     Entergy  Corporation                                                   7,900             219,225
                                                                                        -------------

NATURAL GAS - 0.2%
     Columbia Gas System                                                      400              25,450
                                                                                        -------------

UTILITY - TELEPHONE - 1.3%
     Pacific Telesis Group                                                  4,900             180,075
                                                                                        -------------

     Total Common Stocks (identified cost, $12,045,961)                                    13,839,018

     Other assets, less liabilities - 0.4%                                                     58,279
                                                                                        -------------

     NET ASSETS - 100%                                                                    $13,897,297
                                                                                        =============

     * Non-income producing security

     See notes to financial statements.

                                        5


















DLB QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (identified cost, $12,045,961)                                    $13,839,018
      Cash                                                                                         61,283
      Dividends receivable                                                                         17,617
                                                                                             ------------

                Total assets                                                                   13,917,918
                                                                                              -----------

LIABILITIES:
      Management fees payable                                                                      12,602
      Accrued expenses                                                                              8,019
                                                                                             ------------

                Total liabilities                                                                  20,621
                                                                                             ------------

NET ASSETS                                                                                    $13,897,297
                                                                                             ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $11,952,599
      Unrealized appreciation on investments                                                    1,793,057
      Accumulated undistributed net investment income                                               5,835
      Accumulated net realized gain on investment transactions                                    145,806
                                                                                             ------------

                Total                                                                         $13,897,297
                                                                                             ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                       1,192,076
                                                                                             ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
  SHARE (NET ASSETS ( SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                                $     11.66
                                                                                             ============



See notes to financial statements.




                                        6








DLB QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS
PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends                                                                              $     57,571
      Interest                                                                                      2,075
                                                                                               ----------

                Total investment income                                                            59,646
                                                                                               ----------

EXPENSES:
      Management fee                                                                               33,808
      Custodian fee                                                                                18,456
      Accounting and audit fees                                                                    22,000
      Legal fees                                                                                    5,900
      Registration costs                                                                               82
      Trustees' fees                                                                                1,750
                                                                                               ----------

                Total expenses                                                                     81,996

      Reduction of expenses by investment manager                                                 (41,556)
                                                                                               ----------

                Net expenses                                                                       40,440
                                                                                               ----------

                Net investment income                                                              19,206
                                                                                               ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Realized gain (identified cost basis)                                                       356,106

      Change in unrealized appreciation                                                         1,793,057
                                                                                               ----------

                Net realized and unrealized gain on investments                                 2,149,163
                                                                                               ----------

                Increase in net assets from operations                                         $2,168,369
                                                                                               ==========





See notes to financial statements.

                                        7









DLB QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                                                 $       19,206
     Net realized gain on investments                                                             356,106
     Net unrealized appreciation on investments                                                 1,793,057
                                                                                             ------------

               Increase in net assets from operations                                           2,168,369
                                                                                             ------------

  Distributions declared to shareholders:
     From net investment income                                                                   (13,371)
     From net realized gain on investments                                                       (210,300)
                                                                                             ------------

               Total distributions declared to shareholders                                      (223,671)
                                                                                             ------------

  Fund share (principal) transactions:
     Net proceeds from sale of shares                                                          11,728,918
     Net asset value of shares issued to shareholders in
       reinvestment of distributions                                                              223,671
                                                                                             ------------

               Increase in net assets from Fund share transactions                             11,952,589
                                                                                             ------------

               Total increase in net assets                                                    13,897,287

NET ASSETS:
  At beginning of period                                                                               10
                                                                                             ------------

  At end of period (including accumulated undistributed net investment
    income of  $5,835)                                                                        $13,897,297
                                                                                             ============






See notes to financial statements.




                                        8









DLB QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM AUGUST 26, 1996 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1996
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                         $10.00
                                                                                               -------

  Income from investment operations:
     Net investment income                                                                         .01
     Net realized and unrealized gain on investments                                              1.84
                                                                                               -------

               Total income from investment operations                                            1.85
                                                                                               -------

  Less distributions declared to shareholders:
     From net investment income                                                                   (.01)
     From net realized gain on investments                                                        (.18)
                                                                                               -------

               Total distributions declared to shareholders                                       (.19)
                                                                                               -------

  Net asset value - end of period                                                               $11.66
                                                                                               =======

  Total Return                                                                                   18.51% *

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                                       .90% *
     Ratio of net investment income to average net assets                                          .43% *
     Portfolio turnover
                                                                                                    10%
     Average commission rate paid (1)                                                           $.01925
     Net assets at end of period (000 omitted)                                                   $13,897

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed .90% of average daily net assets on an annualized basis. If the fee and expenses borne by the manager had been charged to the Fund, the investment income (loss) per share and ratios would have been:

     Net investment loss
                                                                                                 $(.01)

     Ratios (to average net assets):
       Expenses                                                                                   1.82 % *
       Net investment loss                                                                       (0.50)% *


*    Annualized.
(1) For years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the year by the total number of shares purchased and sold on which commissions were charged.



See notes to financial statements.


                                        9









DLB QUANTITATIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.       BUSINESS AND ORGANIZATION

         DLB Quantitative Equity Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.





                                       10








         The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for financial reporting purposes and tax-basis earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the period ended December 31, 1996 there were no reclassifications required.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of .75% of average daily net assets.

         For the period ended December 31, 1996, the management fee amounted to $33,808, of which $9,094 was waived by DLB. Additionally, $32,462 of Fund expenses were borne by DLB.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than short-term obligations, aggregated $13,339,565 and $1,649,710, respectively.

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                                $12,045,961
                                                          ==============

              Gross unrealized appreciation                $  1,876,484
              Gross unrealized depreciation                     (83,427)
                                                          --------------

              Net unrealized appreciation                  $  1,793,057
                                                          ==============





                                       11









5.       SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

          Shares sold                                            1,172,892
          Shares issued to shareholders in reinvestment
           of distributions                                         19,183
                                                                ----------

           Net increase                                          1,192,075
                                                                ==========








                                       12











                               THE DLB FUND GROUP

                                    FORM N-1A

                            PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits.
     (a)      Index to Financial Statements and Supporting Schedules:


              (1)      Financial Statements:
              Financial highlights for Fixed Income Fund (a).
              Financial highlights for Global Small Capitalization
                       Fund (a).
              Financial highlights for Value Fund (a).
              Financial highlights for Mid Capitalization Fund (a). Financial highlights for Global Bond Fund (a).
              Financial highlights for Quantitative Equity Fund (a).

              Statementof Assets and  Liabilities  for Fixed Income
                       Fund as of December 31, 1996 (b).
              Statementof Operations  for Fixed Income Fund for the
                       fiscal year ended December 31, 1996 (b).
              Statementof Changes  in Net  Assets for Fixed  Income
                       Fund for the fiscal year ended  December 31,
                       1996 and for the period  from July 25,  1995
                       (commencement of operations) to December 31,
                       1995 (b).
              Notes to financial statements for Fixed Income Fund (b). Statement of Assets and Liabilities for Global Small
                       Capitalization Fund as of December 31, 1996 (b).
              Statement of    Operations     for    Global    Small
                       Capitalization  Fund  for  the  fiscal  year
                       ended December 31, 1996 (b).
              Statementof Changes  in Net  Assets for Global  Small
                       Capitalization  Fund  for  the  fiscal  year
                       ended  December  31, 1996 and for the period
                       from   July  19,   1995   (commencement   of
                       operations) to December 31, 1995 (b).
              Notes to financial statements for Global Small
                       Capitalization Fund (b).
              Statement of Assets and Liabilities for Value Fund as of
                       December 31, 1996 (b).
              Statementof Operations  for Value Fund for the fiscal
                       year ended December 31, 1996 (b).
              Statementof  Changes in Net Assets for Value Fund for
                       the fiscal year ended  December 31, 1996 and
                       for  the   period   from   July   25,   1995
                       (commencement of operations) to December 31, 1995 (b).


                                       C-1




              Notes to financial statements for Value Fund (b).
              Statement of Assets and Liabilities for Mid Capitalization
                        Fund as of December 31, 1996 (b).
              Statementof Operations  for Mid  Capitalization  Fund
                       for the fiscal year ended  December 31, 1996
                       (b).
              Statementof   Changes   in   Net   Assets   for   Mid
                       Capitalization  Fund  for  the  fiscal  year
                       ended  December  31, 1996 and for the period
                       from   July  25,   1995   (commencement   of
                       operations) to December 31, 1995 (b).
              Notes to Financial Statements for Mid Capitalization Fund (b). Statement of Assets and Liabilities for Global Bond Fund as of
                       December 31, 1996 (b).
              Statementof  Operations  for Global Bond Fund for the
                       period  August 26, 1996 to December 31, 1996
                       (b).
              Statementof Changes  in Net  Assets  for Global  Bond
                       Fund for the period August 26, 1996 to December 31, 1996 (b).
              Notes to financial statements for Global Bond Fund (b). Statement of Assets and Liabilities for Quantitative
                       Equity Fund as of December 31, 1996 (b).
              Statementof Operations for  Quantitative  Equity Fund
                       for the period  August 26,  1996 to December
                       31, 1996 (b).
              Statementof Changes  in Net  Assets for  Quantitative
                       Equity Fund for the period August 26, 1996 to December 31, 1996 (b).
              Notes to financial statements for Quantitative Equity
                       Fund (b).

              (2)      Supporting Schedules:
              Schedule I     -    Portfolio  of   investments
                                  owned as of  December  31,  1996,
                                  for Fixed Income Fund (b).
                             -    Portfolio of investments owned as
                                  of  December  31, 1996 for Global
                                  Small Capitalization Fund (b).
                             -    Portfolio of investments owned as
                                  of  December  31,  1996 for Value
                                  Fund (b).
                             -    Portfolio of investments owned as
                                  of  December  31,  1996  for  Mid
                                  Capitalization Fund (b).
                             -    Portfolio of investments owned as
                                  of  December  31, 1996 for Global
                                  Bond Fund (b).
                             -    Portfolio of investments owned as
                                  of   December    31,   1996   for
                                  Quantitative Equity Fund (b).


              Schedules II through IX omitted  because the required
                       matter is not present.

----------
(a)      Included in Part A.
(b)      Included in Part B.

                                       C-2






    (b)   Exhibits:
          (1)    (a)  Agreement and Declaration of Trust
                 (b)  Amendment No.1 to Agreement and Declaration of
                      Trust
          (2)    By-Laws
          (3)    Not Applicable
          (4)    Not Applicable
          (5)    Forms of Management Contracts
                 (a) Management Contract between the Trust and David L. Babson & Co., Inc. (the "Manager") on behalf of the Fixed Income Fund
                 (b) Management Contract between the Trust and the Manager on behalf of the Global Small Capitalization Fund
                 (c) Sub-Advisory Agreement between the Manager and Babson-Stewart Ivory International ("BSII") on behalf of the Global Small Capitalization Fund
                 (d) Management Contract between the Trust and the Manager on behalf of the Value Fund
                 (e) Management Contract between the Trust and the Manager on behalf of the Mid Capitalization Fund
                 (f) Management Contract between the Trust and the Manager on behalf of the Global Bond Fund*
                 (g) Sub-Advisory Agreement between the Manager and Potomac Babson Incorporated ("PBI") on behalf of the Global Bond Fund*
                 (h) Management Contract between the Trust and the Manager on behalf of the Quantitative Equity Fund*
          (6)    Not Applicable
          (7)    Not Applicable
          (8) Form of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")
          (9)    Form of Transfer Agency Agreement between the Trust and IBT
          (10)   Opinion and Consent of Ropes & Gray
          (11)   Consent of Deloitte & Touche LLP dated February 19, 1997
          (12)   Not Applicable
          (13)   Letter of Understanding relating to Initial Capital
          (14)   Not Applicable
          (15)   Not Applicable
--------
      *Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on July 31, 1996.


                                       C-3




          (16)  Schedules for Computation of Performance
          (17)  Financial Data Schedules for the:
                (a)   Fixed Income Fund
                (b)   Global Small Capitalization Fund
                (c)   Value Fund
                (d)   Mid Capitalization Fund
                (e)   Global Bond Fund
                (f)   Quantitative Equity Fund
          (18)  Not Applicable
                Powers of Attorney for Peter C. Thompson, Ronald E. Gwozdz, Charles E. Hugel, Richard A. Nenneman, Peter S. Schliemann, Richard J. Phelps and DeAnne B. Dupont

                                       C-4




-------------

Item 25. Persons  Controlled by or under Common  Control with  Registrant

         At and as of the date of this Post-Effective Amendment, the Registrant did not, directly or indirectly, control any Person. Massachusetts Mutual Life Insurance Company ("Mass Mutual") currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940. The following entities also are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

2. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

3.       MassMutual   Institutional  Funds,  a  registered  open-end  investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.


                                       C-5



10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

15. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware holding company of foreign insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentine), a life insurance company incorporated in Argentine. MassMutual Holding Company owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB Acquisition"), a Delaware corporation. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB Acquisition, which serves as a holding company for certain investment advisory subsidiaries of MassMutual.

20. Oppenheimer Acquisition Corporation is a Delaware corporation ("OAC"), which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.


                                      C-6




22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc. was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

                                       C-7




34. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

39.      David  L.  Babson  &  Co.,  Inc.,  a  registered   investment   adviser
         incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition.

40. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

43 MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value limited holds an approximately 90% ownership interest in this company.

44. First Israel Mezzanine Investors, Ltd., an Israeli corporation which operates as managing general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in First Israel Mezzanine Investors, Ltd.

45.      First  Israel   Mezzanine   Investors  Fund,  LP,  a  Delaware  limited
         partnership, of which. MassMutual holds a 37.5% ownership interest.


                                       C-8




46. MBD Mezzanine Investments, LLC, a Delaware limited liability company, which operates as the participating general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in MBD Mezzanine Investments, LLC.

47. Diversified Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

48. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

49. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

50. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

51. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

52. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

53. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

54. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

55.      Potomac  Babson  Incorporated,   a  Massachusetts  corporation,   is  a
         registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

56. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David
         L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.


                                       C-9




57. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns 40% of the outstanding shares of beneficial interest.

58. Oppenheimer Series Fund I Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own approximately 27% of the outstanding shares of beneficial interest.

59.      Centennial Asset Management  Corporation,  a Delaware  corporation that serves  as  the  investment  adviser  and  general  distributor  of the
         Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

60. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

61. Main Street Advisers, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

62.      OppenheimerFunds   Distributor,   Inc.,  a   registered   broker-dealer
         incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

63. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

64. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

65. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

66.      MultiSource  Service,  Inc., a Colorado  corporation that operates as a
         clearing   broker,   all  of  the   stock   of   which   is   owned  by
         OppenheimerFunds, Inc.

67. Centennial Capital Corporation, a former sponsor of unit investment trust incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

69. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate investment fund. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

                                      C-10




70. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

         MassMutual  is  the   investment   adviser  the  following   investment
companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2.       MassMutual    Participation    Investors,   a   registered   closed-end
         Massachusetts business trust.

3.       MML  Series  Investment  Fund,  a  registered  open-end   Massachusetts
         business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Ltd., an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as Delaware limited liability company.


Item 26.  Number of Holders of Securities.



                                                             Number of Record Holders
                                                             as of the date of this
         Title of Class                                       Registration Statement
         --------------                                       ----------------------
Shares of Beneficial Interest of Fixed Income Fund                     12
Shares of Beneficial Interest of Global Small Cap Fund                  7
Shares of Beneficial Interest of Value Fund                            12
Shares of Beneficial Interest of Mid Cap Fund                           7
Shares of Beneficial Interest of Global Bond Fund                       5
Shares of Beneficial Interest of Quantitative Equity Fund               7



                                      C-11





Item 27.  Indemnification.

          Article VIII, Sections 1, 2 and 3 of Registrant's Agreement and Declaration of Trust provides as follows with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities:

         Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad

                                      C-12





faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

Item 28.  Business and Other Connections of Adviser.

         No director or officer of David L. Babson & Co., Inc., the Registrant's investment adviser, has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature at any time during the past two fiscal years.

Item 29.  Principal Underwriters -- Not Applicable.

Item 30.  Location of Accounts and Records.


         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be kept by the Registrant, the Manager and BSII at their respective principal business offices at One Memorial Drive, Cambridge, Massachusetts 02142, by PBI, at its principal business office at 1290 Avenue of the Americas, New York, New York 10019, and by the Registrant's Custodian and Transfer Agent at its principal business office at 89 South Street, Boston, Massachusetts 02205.



                                      C-13




Item 31.  Management Services.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 32.  Undertakings.


         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5A of Form N-1A omitted from the Prospectus, upon request and without charge.








                                      C-14




                                     NOTICE

         A copy of the Agreement and Declaration of Trust of The DLB Fund Group, as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.





                                      C-15






                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 19th day of February, 1997.


                                               THE DLB FUND GROUP

                                               By:/s/ Ronald E. Gwozdz
                                                  -----------------------------
                                                      Ronald E. Gwozdz
                                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.




               *                          Trustee; Chairman                             February 19, 1997
-----------------------------------
Peter C. Thompson

               *                          Trustee; Principal Executive                  February 19, 1997
-----------------------------------         Officer; and President
Ronald E. Gwozdz

               *                          Treasurer; Principal Financial                February 19, 1997
-----------------------------------         Officer and Principal
DeAnne B. Dupont                            Accounting Officer


               *                          Trustee                                       February 19, 1997
-----------------------------------
Charles E. Hugel

               *                          Trustee                                       February 19, 1997
-----------------------------------
Richard A. Nenneman

               *                          Trustee                                       February 19, 1997
-----------------------------------
Peter S. Schliemann

               *                          Trustee                                       February 19, 1997
------------------------------------
Richard J. Phelps




            *By /s/ Ronald E. Gwozdz
               ----------------------
                  Ronald E. Gwozdz
                  Attorney-In-Fact

                                      C-16






                                  EXHIBIT INDEX
                                  -------------


Exhibit No.   Description
-----------   -----------

1(a)          Agreement and Declaration of Trust
1(b)          Amendment No.1 to Agreement and Declaration of Trust
2             By-Laws of the Trust
5(a)          Management Contract between the Trust and David L. Babson & Co., Inc. on behalf of the Fixed Income Fund
5(b)          Management Contract between the Trust and David L. Babson & Co., Inc. on behalf of the Global Small Capitalization Fund
5(c)          Sub-Advisory Agreement between David L. Babson & Co., Inc. and Babson-
              Stewart Ivory International on behalf of the Global Small Capitalization Fund
5(d)          Management Contract between the Trust and David L. Babson & Co., Inc. on behalf of the Value Fund
5(e)          Management Contract between the Trust and David L. Babson & Co., Inc. on behalf of the Mid Capitalization Fund
8             Custodian Agreement between the Trust and Investors Bank & Trust
              Company
9             Transfer Agency Agreement between the Trust and Investors Bank &
              Trust Company
10            Opinion and Consent of Ropes & Gray
11            Consent of Deloitte & Touche LLP dated February 19, 1997
13            Letter of Understanding relating to Initial Capital
16            Schedules for Computations of Performance
17(a)         Financial Data Schedule for the Fixed Income Fund
17(b)         Financial Data Schedule for the Global Small Capitalization Fund
17(c)         Financial Data Schedule for the Value Fund
17(d)         Financial Data Schedule for the Mid Capitalization Fund
17(e)         Financial Data Schedule for the Global Bond Fund
17(f)         Financial Data Schedule for the Quantitative Equity Fund
              Powers of Attorney for Peter C. Thompson, Ronald E. Gwozdz, Charles E. Hugel,
              Richard A. Nenneman, Peter S. Schliemann, Richard J. Phelps and DeAnne B.
              Dupont